Schwab Strategic Trust
Schwab Mortgage-Backed Securities ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 08/01/36 (a)	35,056	30,000
1.50%, 02/01/36 to 12/01/41 (a)	964,450	828,319
2.00%, 08/01/42 to 03/01/52 (a)	4,577,502	3,724,341
2.50%, 12/01/50 to 05/01/52 (a)	2,482,968	2,097,944
3.00%, 02/01/34 to 08/01/52 (a)	1,087,838	984,262
3.50%, 10/01/42 to 09/01/52 (a)	702,679	645,657
4.00%, 11/01/37 to 11/01/54 (a)	1,079,662	1,028,979
4.50%, 05/01/38 to 08/01/53 (a)	1,180,224	1,138,349
5.00%, 08/01/53 to 11/01/54 (a)	1,111,484	1,091,608
5.50%, 10/01/38 to 08/01/54 (a)	2,421,212	2,424,929
6.00%, 07/01/39 to 07/01/54 (a)	872,926	891,279
6.50%, 11/01/52 to 08/01/54 (a)	643,968	665,899
7.00%, 01/01/54 (a)	119,235	123,915
Federal National Mortgage Association
1.50%, 09/01/35 to 06/01/51 (a)	1,260,355	978,665
2.00%, 10/01/35 to 03/01/52 (a)	4,957,119	4,159,940
2.50%, 02/01/28 to 05/01/52 (a)	4,335,202	3,749,700
3.00%, 07/01/36 to 06/01/52 (a)	3,444,733	3,066,562
3.50%, 11/01/46 to 09/01/52 (a)	2,583,665	2,371,939
4.00%, 11/01/47 to 10/01/52 (a)	1,493,487	1,410,172
4.50%, 12/01/44 to 10/01/54 (a)	933,342	911,896
5.00%, 01/01/38 to 09/01/54 (a)	1,488,691	1,472,842
5.50%, 02/01/49 to 03/01/54 (a)	954,002	962,544
6.00%, 02/01/38 to 09/01/54 (a)	2,161,727	2,192,924
6.50%, 01/01/54 to 08/01/54 (a)	1,011,734	1,039,223
7.00%, 01/01/54 to 02/01/54 (a)	255,059	266,600
7.50%, 11/01/53 (a)	28,224	29,746
Government National Mortgage Association
1.50%, 10/20/51 (a)	47,753	37,425
2.00%, 01/20/51 to 02/20/52 (a)	1,726,635	1,422,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 10/20/46 to 09/20/52 (a)	1,714,327	1,469,458
3.00%, 08/20/42 to 04/20/52 (a)	1,838,515	1,644,921
3.50%, 02/20/43 to 12/20/52 (a)	1,211,795	1,120,672
4.00%, 02/20/41 to 08/20/52 (a)	1,006,294	956,214
4.50%, 05/20/42 to 03/20/54 (a)	1,061,919	1,031,189
5.00%, 04/20/49 to 06/20/54 (a)	1,325,879	1,309,342
5.50%, 11/20/52 to 09/20/54 (a)	1,438,441	1,442,775
6.00%, 11/20/52 to 05/20/54 (a)	1,089,921	1,103,612
6.50%, 02/20/54 to 05/20/54 (a)	541,678	551,316
7.00%, 09/20/54 (a)	168,120	172,951
Total Securitized (Cost $49,865,606)		50,550,897

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (b)	780,759	780,759
Total Short-Term Investments (Cost $780,759)		780,759
Total Investments in Securities (Cost $50,646,365)		51,331,656

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$50,550,897	$—	$50,550,897
Short-Term Investments[1]	780,759	—	—	780,759
Total	$780,759	$50,550,897	$—	$51,331,656

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 11.6%
Banking 0.9%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	344,000	354,958
Banc of California
3.25%, 05/01/31 (a)(b)	183,000	171,608
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	440,000	484,564
Intesa Sanpaolo SpA
5.71%, 01/15/26 (c)	688,000	690,394
4.20%, 06/01/32 (a)(b)(c)	475,000	421,131
4.95%, 06/01/42 (a)(b)(c)	391,000	312,850
Popular, Inc.
7.25%, 03/13/28 (a)	336,000	349,251
Synchrony Financial
7.25%, 02/02/33 (a)	388,000	409,330
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(b)	178,000	170,521
UniCredit SpA
5.86%, 06/19/32 (a)(b)(c)	469,000	470,390
7.30%, 04/02/34 (a)(b)(c)	449,000	472,922
5.46%, 06/30/35 (a)(b)(c)	880,000	863,894
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	427,000	372,711
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	431,000	408,502
		5,953,026
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC
6.25%, 03/01/28 (a)(c)	271,000	268,947
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(c)	199,000	207,507
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	253,000	254,219
10.00%, 08/15/30 (a)(c)	235,000	260,407
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)	189,000	189,842
Brightsphere Investment Group, Inc.
4.80%, 07/27/26	271,000	266,623
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	534,000	485,132
3.63%, 10/01/31 (a)(c)	420,000	364,968
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(c)	638,000	617,041
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	348,000	351,510
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	225,000	226,271
9.13%, 01/31/30 (a)(c)	223,000	237,032
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	331,000	314,336
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(c)	375,000	357,254
7.13%, 04/30/31 (a)(c)	526,000	547,806
6.13%, 11/01/32 (a)(c)	503,000	505,452
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	501,000	469,630
6.63%, 10/15/31 (a)(c)	250,000	251,873
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)(c)	235,000	243,497
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	197,000	208,517
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	217,000	223,982
		6,851,846
Finance Companies 3.6%
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(c)	516,000	554,500
Castlelake Aviation Finance DAC
5.00%, 04/15/27 (a)(c)	425,000	428,174
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	95,000	80,886
Enova International, Inc.
11.25%, 12/15/28 (a)(c)	351,000	381,612
Finance of America Funding LLC
7.88%, 11/15/25 (c)(d)	110,000	0
7.88%, 11/30/27 (c)	62,857	58,614
10.00%, 11/30/29 (c)(d)	47,000	47,000
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	284,000	272,761
5.63%, 01/01/30 (a)(c)	300,000	292,682
6.88%, 03/01/32 (a)(c)	230,000	234,793
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (a)(c)	623,000	615,986
7.88%, 12/01/30 (a)(c)	294,000	312,451
7.00%, 05/01/31 (a)(c)	166,000	172,226
7.00%, 06/15/32 (a)(c)	526,000	543,768
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(c)	307,000	309,519
6.63%, 01/15/27 (a)(c)	356,000	355,383
12.00%, 10/01/28 (a)(c)	292,000	317,660
12.25%, 10/01/30 (a)(c)	389,000	432,258

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	445,000	461,540
9.13%, 05/15/31 (a)(c)	347,000	360,138
GGAM Finance Ltd.
7.75%, 05/15/26 (a)(c)	565,000	576,239
8.00%, 02/15/27 (a)(c)	322,000	333,769
8.00%, 06/15/28 (a)(c)	263,000	278,062
5.88%, 03/15/30 (a)(c)	183,000	181,570
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	499,000	512,832
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	539,000	577,329
6.88%, 05/15/30 (a)(c)	253,000	257,746
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)	181,000	174,836
6.13%, 04/01/28 (a)(c)	361,000	313,421
LFS Topco LLC
5.88%, 10/15/26 (a)(c)	112,000	110,178
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(c)	498,000	487,169
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 (a)(c)	191,000	189,602
6.00%, 01/15/27 (a)(c)	495,000	495,470
5.50%, 08/15/28 (a)(c)	297,000	292,072
5.13%, 12/15/30 (a)(c)	419,000	398,819
5.75%, 11/15/31 (a)(c)	237,000	230,555
7.13%, 02/01/32 (a)(c)	579,000	597,884
Navient Corp.
6.75%, 06/15/26	267,000	271,812
5.00%, 03/15/27 (a)	303,000	299,179
4.88%, 03/15/28 (a)	565,000	542,420
5.50%, 03/15/29 (a)	320,000	306,693
11.50%, 03/15/31 (a)	369,000	420,210
5.63%, 08/01/33	313,000	279,883
OneMain Finance Corp.
7.13%, 03/15/26	732,000	748,428
3.50%, 01/15/27 (a)	347,000	333,648
6.63%, 01/15/28 (a)	504,000	514,586
3.88%, 09/15/28 (a)	441,000	411,779
9.00%, 01/15/29 (a)	292,000	311,007
5.38%, 11/15/29 (a)	331,000	322,483
7.88%, 03/15/30 (a)	241,000	254,745
4.00%, 09/15/30 (a)	522,000	469,568
7.50%, 05/15/31 (a)	305,000	317,796
7.13%, 11/15/31 (a)	426,000	439,130
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(c)	325,000	322,121
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	351,000	330,555
7.88%, 12/15/29 (a)(c)	390,000	412,548
7.13%, 11/15/30 (a)(c)	315,000	323,424
5.75%, 09/15/31 (a)(c)	232,000	224,930
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	259,000	253,259
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	277,000	288,516
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26 (a)(c)	338,000	322,881
3.63%, 03/01/29 (a)(c)	470,000	434,073
3.88%, 03/01/31 (a)(c)	668,000	598,434
4.00%, 10/15/33 (a)(c)	568,000	494,515
SLM Corp.
3.13%, 11/02/26 (a)	330,000	314,354
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(c)	240,000	238,483
5.50%, 04/15/29 (a)(c)	276,000	267,268
		23,308,232
Financial Other 1.1%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(c)	386,000	388,220
9.25%, 07/01/31 (a)(c)	292,000	312,624
Credit Acceptance Corp.
6.63%, 03/15/26 (a)	323,000	323,931
9.25%, 12/15/28 (a)(c)	219,000	233,563
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(c)	351,000	377,583
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(c)(e)	229,989	235,087
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	204,000	216,117
Howard Hughes Corp.
5.38%, 08/01/28 (a)(c)	223,000	219,042
4.38%, 02/01/31 (a)(c)	432,000	391,956
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (a)	576,000	568,072
5.25%, 05/15/27 (a)	689,000	662,952
9.75%, 01/15/29 (a)	419,000	430,739
4.38%, 02/01/29 (a)	421,000	363,952
10.00%, 11/15/29 (a)(c)	200,000	205,367
9.00%, 06/15/30 (a)	279,000	277,142
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(c)	318,000	317,119
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	317,000	293,484
4.75%, 02/01/30 (a)	229,000	207,890
5.00%, 03/01/31 (a)	410,000	369,887
PHH Escrow Issuer LLC
9.88%, 11/01/29 (a)(c)	225,000	217,935
PRA Group, Inc.
8.38%, 02/01/28 (a)(c)	75,000	77,362
5.00%, 10/01/29 (a)(c)	228,000	210,753
8.88%, 01/31/30 (a)(c)	293,000	308,340
		7,209,117
Insurance 2.8%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	469,000	482,269
4.25%, 02/15/29 (a)(c)	279,000	264,468
8.50%, 06/15/29 (a)(c)	118,000	122,934
6.00%, 08/01/29 (a)(c)	341,000	326,988
7.50%, 11/06/30 (a)(c)	558,000	569,796
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	459,000	437,757
6.75%, 10/15/27 (a)(c)	557,000	556,616
6.75%, 04/15/28 (a)(c)	538,000	543,683
5.88%, 11/01/29 (a)(c)	422,000	407,093
7.00%, 01/15/31 (a)(c)	572,000	581,373
6.50%, 10/01/31 (a)(c)	488,000	488,623
7.38%, 10/01/32 (a)(c)	419,000	422,049
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	317,000	320,250
4.88%, 06/30/29 (a)(c)	351,000	333,617
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves
7.88%, 11/01/29 (a)(c)	284,000	287,441

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	396,000	404,643
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	555,000	572,015
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(c)	466,000	444,291
7.50%, 02/15/32 (a)(c)	237,000	241,299
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	314,000	323,396
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(c)	341,000	329,171
Constellation Insurance, Inc.
6.80%, 01/24/30 (a)(c)(e)	309,000	306,715
Genworth Holdings, Inc.
6.50%, 06/15/34	324,000	325,034
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	375,000	360,784
7.95%, 10/15/54 (a)(b)(c)	253,000	265,860
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	433,000	438,276
8.13%, 02/15/32 (a)(c)	306,000	309,349
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	444,000	432,782
7.25%, 06/15/30 (a)(c)	1,256,000	1,304,155
7.38%, 01/31/32 (a)(c)	1,050,000	1,074,863
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	371,000	394,080
10.50%, 12/15/30 (a)(c)	261,000	283,606
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (c)	138,000	154,610
4.13%, 12/15/51 (a)(b)(c)	309,000	293,383
4.30%, 02/01/61 (a)(c)	473,000	307,594
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	361,000	345,265
3.88%, 11/15/30 (a)(c)	345,000	314,183
3.88%, 05/15/32 (a)(c)	431,000	381,836
6.25%, 01/15/33 (a)(c)	200,000	201,830
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(c)	1,396,000	1,431,197
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	242,000	230,014
USI, Inc.
7.50%, 01/15/32 (a)(c)	365,000	371,873
		17,987,061
REITs 2.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(c)	333,000	296,845
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(c)	251,000	237,897
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	358,000	338,565
8.30%, 03/15/28 (a)(e)	144,000	152,096
8.88%, 04/12/29 (a)	162,000	175,074
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(c)	399,000	397,274
4.50%, 04/01/27 (a)(c)	320,000	308,285
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/28 (a)(c)	193,000	183,309
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	325,000	278,352
4.38%, 03/01/31 (a)	301,000	229,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(c)	230,000	213,552
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	307,000	275,227
4.65%, 04/01/29 (a)	395,000	321,904
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(c)	344,000	335,100
4.75%, 06/15/29 (a)(c)	168,000	160,929
7.00%, 07/15/31 (a)(c)	283,000	293,406
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (a)	467,000	423,789
5.00%, 10/15/27 (a)	568,000	480,463
4.63%, 08/01/29 (a)	337,000	246,747
3.50%, 03/15/31 (a)	509,000	332,685
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(c)	280,000	260,183
Office Properties Income Trust
9.00%, 03/31/29 (a)(c)	187,000	184,662
9.00%, 09/30/29 (a)(c)	346,000	302,749
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	388,000	385,449
4.88%, 05/15/29 (a)(c)	279,000	268,086
7.00%, 02/01/30 (a)(c)	352,000	360,989
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	193,000	193,862
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	310,000	321,947
4.50%, 02/15/29 (a)(c)	376,000	360,763
6.50%, 04/01/32 (a)(c)	528,000	537,132
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	347,000	348,115
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(c)	276,000	268,803
4.00%, 09/15/29 (a)(c)	233,000	212,894
Service Properties Trust
5.25%, 02/15/26 (a)	202,000	197,980
4.95%, 02/15/27 (a)	155,000	147,608
5.50%, 12/15/27 (a)	374,000	358,177
3.95%, 01/15/28 (a)	245,000	213,371
8.38%, 06/15/29 (a)	323,000	321,076
4.95%, 10/01/29 (a)	328,000	267,789
4.38%, 02/15/30 (a)	592,000	462,362
8.63%, 11/15/31 (a)(c)	400,000	422,346
8.88%, 06/15/32 (a)	278,000	267,440
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(c)	137,000	132,350
4.38%, 01/15/27 (a)(c)	241,000	234,962
7.25%, 04/01/29 (a)(c)	271,000	279,389
6.00%, 04/15/30 (a)(c)	209,000	206,487
Vornado Realty LP
3.40%, 06/01/31 (a)	157,000	135,960
XHR LP
4.88%, 06/01/29 (a)(c)	192,000	182,798
6.63%, 05/15/30 (a)(c)	175,000	177,846
		13,694,894
		75,004,176

Industrial 83.6%
Basic Industry 5.8%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(c)	456,000	455,815
6.13%, 05/15/28 (a)(c)	248,000	251,175
7.13%, 03/15/31 (a)(c)	484,000	506,842

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	220,000	227,583
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	199,000	210,117
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	310,000	326,556
11.50%, 10/01/31 (a)(c)	288,000	325,899
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	239,000	208,503
6.88%, 05/15/43 (a)	164,000	174,675
ATI, Inc.
5.88%, 12/01/27 (a)	192,000	191,602
4.88%, 10/01/29 (a)	253,000	243,614
7.25%, 08/15/30 (a)	182,000	190,439
5.13%, 10/01/31 (a)	230,000	218,560
Avient Corp.
7.13%, 08/01/30 (a)(c)	402,000	416,869
6.25%, 11/01/31 (a)(c)	260,000	263,078
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(c)	555,000	545,630
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(c)	305,000	285,170
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(c)	560,000	565,849
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	206,000	221,563
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	259,000	260,190
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	175,000	172,245
Century Aluminum Co.
7.50%, 04/01/28 (a)(c)	139,000	141,388
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	441,000	461,545
Chemours Co.
5.38%, 05/15/27 (a)	226,000	222,349
5.75%, 11/15/28 (a)(c)	402,000	380,769
4.63%, 11/15/29 (a)(c)	342,000	305,588
8.00%, 01/15/33 (a)(c)	250,000	251,581
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	208,000	195,251
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	288,000	288,791
4.63%, 03/01/29 (a)(c)	253,000	239,507
6.88%, 11/01/29 (a)(c)	375,000	377,903
6.75%, 04/15/30 (a)(c)	417,000	419,726
4.88%, 03/01/31 (a)(c)	255,000	234,628
7.00%, 03/15/32 (a)(c)	626,000	629,964
7.38%, 05/01/33 (a)(c)	375,000	382,264
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	254,000	244,389
Commercial Metals Co.
4.13%, 01/15/30 (a)	166,000	154,865
4.38%, 03/15/32 (a)	294,000	271,761
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(c)	281,000	283,157
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)	285,000	245,927
12.00%, 02/15/31 (a)(c)	316,000	317,503
Constellium SE
3.75%, 04/15/29 (a)(c)	354,000	324,762
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)	125,000	128,825
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	221,000	215,331
Domtar Corp.
6.75%, 10/01/28 (a)(c)	345,000	319,619
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)	234,000	231,904
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	386,000	371,807
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(c)	261,000	255,140
5.88%, 04/15/30 (a)(c)	321,000	319,333
4.38%, 04/01/31 (a)(c)	728,000	667,815
6.13%, 04/15/32 (a)(c)	347,000	349,898
GPD Cos., Inc.
10.13%, 04/01/26 (a)(c)	277,000	267,197
GrafTech Finance, Inc.
4.63%, 12/15/28 (a)(c)	274,000	205,915
GrafTech Global Enterprises, Inc.
9.88%, 12/15/28 (a)(c)	168,000	153,554
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(c)	222,000	217,809
3.50%, 03/15/28 (a)(c)	191,000	179,690
3.50%, 03/01/29 (a)(c)	283,000	260,444
3.75%, 02/01/30 (a)(c)	204,000	187,718
6.38%, 07/15/32 (a)(c)	248,000	252,924
HB Fuller Co.
4.00%, 02/15/27 (a)	200,000	195,321
4.25%, 10/15/28 (a)	176,000	166,872
Hecla Mining Co.
7.25%, 02/15/28 (a)	245,000	249,410
Hudbay Minerals, Inc.
4.50%, 04/01/26 (a)(c)	321,000	316,607
6.13%, 04/01/29 (a)(c)	251,000	253,467
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	210,000	205,717
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(c)	248,000	251,828
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	411,000	417,499
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	296,000	298,226
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	309,000	287,352
Innophos Holdings, Inc.
9.38%, 02/15/28 (a)(c)	235,000	236,222
JW Aluminum Continuous Cast Co.
10.25%, 06/01/26 (a)(c)	251,000	252,452
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(c)	271,000	259,948
4.50%, 06/01/31 (a)(c)	337,000	304,622
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	275,000	267,511
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(c)	285,000	294,734
Magnera Corp.
4.75%, 11/15/29 (a)(c)	300,000	269,933
7.25%, 11/15/31 (a)(c)	423,000	417,351
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	194,000	195,844
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	150,000	161,007
5.13%, 02/01/29 (a)	441,000	386,129

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Methanex Corp.
5.13%, 10/15/27 (a)	374,000	367,636
5.25%, 12/15/29 (a)	295,000	288,545
5.65%, 12/01/44 (a)	215,000	192,435
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	225,000	224,694
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(c)	514,000	517,707
8.00%, 11/01/27 (a)(c)	250,000	255,012
9.25%, 10/01/28 (a)(c)	535,000	561,040
8.50%, 05/01/30 (a)(c)	303,000	309,929
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	194,000	188,576
New Gold, Inc.
7.50%, 07/15/27 (a)(c)	349,000	353,521
Novelis Corp.
3.25%, 11/15/26 (a)(c)	263,000	253,253
4.75%, 01/30/30 (a)(c)	625,000	588,613
3.88%, 08/15/31 (a)(c)	417,000	366,732
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	213,000	197,798
OCI NV
6.70%, 03/16/33 (a)(c)	326,000	329,030
Olin Corp.
5.13%, 09/15/27 (a)	286,000	282,523
5.63%, 08/01/29 (a)	250,000	248,307
5.00%, 02/01/30 (a)	381,000	366,350
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27 (a)(c)	215,000	219,119
4.25%, 10/01/28 (a)(c)	363,000	341,172
9.75%, 11/15/28 (a)(c)	730,000	776,943
6.25%, 10/01/29 (a)(c)	336,000	323,153
7.25%, 06/15/31 (a)(c)	315,000	323,187
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	226,000	236,106
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	170,000	182,646
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(c)	474,000	452,722
6.63%, 05/01/29 (a)(c)	507,000	495,350
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(c)	394,000	390,598
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(c)	306,000	289,563
SNF Group SACA
3.13%, 03/15/27 (a)(c)	211,000	201,229
3.38%, 03/15/30 (a)(c)	214,000	191,920
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	280,000	258,912
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(c)	280,000	289,863
TMS International Corp.
6.25%, 04/15/29 (a)(c)	230,000	226,417
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/29 (a)(c)	300,000	160,510
Tronox, Inc.
4.63%, 03/15/29 (a)(c)	551,000	507,913
U.S. Steel Corp.
6.88%, 03/01/29 (a)	333,000	337,032
Vallourec SACA
7.50%, 04/15/32 (a)(c)	390,000	408,085
Verde Purchaser LLC
10.50%, 11/30/30 (a)(c)	301,000	323,069
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(c)	432,000	409,738
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	100,000	106,364
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(c)	455,000	447,724
5.63%, 08/15/29 (a)(c)	495,000	463,323
7.38%, 03/01/31 (a)(c)	165,000	171,443
		37,334,369
Capital Goods 10.4%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	342,000	350,435
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(c)	364,000	227,401
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(c)	321,000	323,934
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)	321,000	304,831
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	384,000	368,969
3.88%, 11/15/29 (a)(c)	202,000	187,028
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(c)	327,000	348,494
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(c)	427,000	425,766
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(c)	486,000	484,510
4.00%, 09/01/29 (a)(c)	562,000	488,573
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(c)	424,000	361,689
5.25%, 08/15/27 (a)(c)	804,000	480,663
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	199,000	180,971
ATS Corp.
4.13%, 12/15/28 (a)(c)	219,000	205,211
Ball Corp.
4.88%, 03/15/26 (a)	300,000	299,161
6.88%, 03/15/28 (a)	430,000	445,045
6.00%, 06/15/29 (a)	432,000	439,992
2.88%, 08/15/30 (a)	503,000	442,188
3.13%, 09/15/31 (a)	372,000	325,678
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(c)	259,000	249,101
6.50%, 08/01/30 (a)(c)	186,000	190,829
Berry Global, Inc.
5.63%, 07/15/27 (a)(c)	185,000	185,251
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	224,000	219,975
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	130,000	124,808
Bombardier, Inc.
7.88%, 04/15/27 (a)(c)	15,000	15,049
6.00%, 02/15/28 (a)(c)	660,000	659,795
7.50%, 02/01/29 (a)(c)	282,000	294,784
8.75%, 11/15/30 (a)(c)	250,000	270,897
7.25%, 07/01/31 (a)(c)	601,000	621,527
7.00%, 06/01/32 (a)(c)	386,000	394,367
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	371,000	359,656
4.25%, 02/01/32 (a)(c)	455,000	414,846
6.38%, 06/15/32 (a)(c)	362,000	370,380
6.38%, 03/01/34 (a)(c)	515,000	525,506

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	154,000	146,423
4.13%, 04/15/29 (a)(c)	402,000	378,320
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)	323,000	318,602
Chart Industries, Inc.
7.50%, 01/01/30 (a)(c)	598,000	625,454
9.50%, 01/01/31 (a)(c)	315,000	340,559
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(c)	209,000	205,454
5.13%, 07/15/29 (a)(c)	246,000	240,470
6.38%, 02/01/31 (a)(c)	291,000	296,501
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (a)(c)	255,000	257,918
8.75%, 04/15/30 (a)(c)	534,000	536,395
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)	271,000	228,565
9.50%, 08/15/29 (a)(c)	336,000	335,774
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(c)	285,000	259,233
Crown Americas LLC
5.25%, 04/01/30 (a)	318,000	314,205
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	235,000	230,809
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (a)	280,000	277,860
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	274,000	286,157
Eco Material Technologies, Inc.
7.88%, 01/31/27 (a)(c)	252,000	255,862
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	1,195,000	1,209,700
6.75%, 07/15/31 (a)(c)	475,000	487,581
EnerSys
6.63%, 01/15/32 (a)(c)	280,000	286,658
Enpro, Inc.
5.75%, 10/15/26 (a)	194,000	194,472
Enviri Corp.
5.75%, 07/31/27 (a)(c)	264,000	253,889
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	411,000	429,157
8.63%, 05/15/32 (a)(c)	278,000	291,624
8.00%, 03/15/33 (a)(c)	312,000	319,678
Esab Corp.
6.25%, 04/15/29 (a)(c)	240,000	244,458
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(c)	282,000	253,644
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(c)	713,000	705,159
Gates Corp.
6.88%, 07/01/29 (a)(c)	50,000	51,380
GFL Environmental, Inc.
5.13%, 12/15/26 (a)(c)	264,000	263,284
4.00%, 08/01/28 (a)(c)	514,000	489,616
3.50%, 09/01/28 (a)(c)	171,000	161,629
4.75%, 06/15/29 (a)(c)	457,000	442,450
4.38%, 08/15/29 (a)(c)	288,000	273,301
6.75%, 01/15/31 (a)(c)	497,000	516,032
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(c)	278,000	275,654
Griffon Corp.
5.75%, 03/01/28 (a)	232,000	229,376
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(c)	221,000	210,263
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(c)	514,000	476,706
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(c)	724,000	721,023
6.63%, 06/15/29 (a)(c)	252,000	258,318
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(c)	475,000	494,732
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 09/15/28 (a)(c)	350,000	346,907
Interface, Inc.
5.50%, 12/01/28 (a)(c)	200,000	196,275
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)	255,000	233,330
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)	264,000	253,826
7.00%, 09/01/32 (a)	135,000	131,794
Knife River Corp.
7.75%, 05/01/31 (a)(c)	163,000	171,142
LABL, Inc.
10.50%, 07/15/27 (a)(c)	452,000	446,429
5.88%, 11/01/28 (a)(c)	270,000	241,704
9.50%, 11/01/28 (a)(c)	100,000	101,162
8.25%, 11/01/29 (a)(c)	259,000	224,923
8.63%, 10/01/31 (a)(c)	412,000	388,812
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)	388,000	363,406
Louisiana-Pacific Corp.
3.63%, 03/15/29 (a)(c)	223,000	209,853
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	348,000	334,314
5.88%, 06/30/29 (a)(c)	550,000	525,708
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	196,000	206,045
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	127,000	130,582
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(c)	1,130,000	1,158,190
9.25%, 04/15/27 (a)(c)	735,000	753,891
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	337,000	362,212
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)	466,000	448,460
Moog, Inc.
4.25%, 12/15/27 (a)(c)	279,000	268,636
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	274,000	255,889
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	492,000	468,431
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	318,000	309,071
OI European Group BV
4.75%, 02/15/30 (a)(c)	234,000	213,654
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)	328,000	312,851
OT Merger Corp.
7.88%, 10/15/29 (a)(c)	48,000	21,542
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(c)	366,000	365,721
7.25%, 05/15/31 (a)(c)	326,000	325,184
7.38%, 06/01/32 (a)(c)	135,000	133,312
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28 (a)(c)	364,000	344,847

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(c)	347,000	332,351
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(c)	273,000	239,214
6.75%, 08/01/29 (a)(c)	105,000	94,119
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	238,000	227,272
6.38%, 11/01/32 (a)(c)	334,000	330,701
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(c)	197,000	182,577
6.50%, 07/15/32 (a)(c)	284,000	288,838
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	320,000	302,339
5.00%, 09/01/30 (a)	258,000	241,643
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(c)	320,000	329,856
7.75%, 03/15/31 (a)(c)	379,000	401,322
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	256,000	241,545
Sealed Air Corp.
4.00%, 12/01/27 (a)(c)	244,000	234,286
5.00%, 04/15/29 (a)(c)	220,000	213,772
6.50%, 07/15/32 (a)(c)	193,000	196,696
6.88%, 07/15/33 (c)	230,000	244,127
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(c)	440,000	444,701
7.25%, 02/15/31 (a)(c)	175,000	182,370
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	315,000	303,198
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	395,000	391,953
8.88%, 11/15/31 (a)(c)	470,000	500,470
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	225,000	231,343
Spirit AeroSystems, Inc.
3.85%, 06/15/26 (a)	340,000	330,473
4.60%, 06/15/28 (a)	291,000	278,930
9.38%, 11/30/29 (a)(c)	482,000	518,972
9.75%, 11/15/30 (a)(c)	466,000	518,263
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(c)	297,000	307,345
Standard Industries, Inc.
5.00%, 02/15/27 (a)(c)	449,000	441,658
4.75%, 01/15/28 (a)(c)	515,000	500,913
4.38%, 07/15/30 (a)(c)	673,000	626,568
3.38%, 01/15/31 (a)(c)	432,000	379,761
6.50%, 08/15/32 (a)(c)	282,000	288,687
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/27 (a)(c)	394,000	395,237
5.25%, 01/15/29 (a)(c)	346,000	349,018
7.25%, 01/15/31 (a)(c)	309,000	330,092
Terex Corp.
5.00%, 05/15/29 (a)(c)	253,000	244,763
6.25%, 10/15/32 (a)(c)	400,000	400,726
Titan International, Inc.
7.00%, 04/30/28 (a)	320,000	314,790
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(c)	885,000	873,500
TransDigm, Inc.
5.50%, 11/15/27 (a)	841,000	834,570
6.75%, 08/15/28 (a)(c)	874,000	892,537
4.63%, 01/15/29 (a)	915,000	868,768
6.38%, 03/01/29 (a)(c)	1,279,000	1,301,442
4.88%, 05/01/29 (a)	445,000	424,561
6.88%, 12/15/30 (a)(c)	949,000	978,496
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.13%, 12/01/31 (a)(c)	636,000	661,877
6.63%, 03/01/32 (a)(c)	967,000	991,696
6.00%, 01/15/33 (a)(c)	822,000	822,633
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	331,000	367,844
TriMas Corp.
4.13%, 04/15/29 (a)(c)	251,000	234,579
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	171,000	178,592
Triumph Group, Inc.
9.00%, 03/15/28 (a)(c)	511,000	535,605
Trivium Packaging Finance BV
5.50%, 08/15/26 (a)(c)	522,000	521,466
8.50%, 08/15/27 (a)(c)	334,000	334,901
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	140,000	140,064
3.88%, 11/15/27 (a)	541,000	522,775
4.88%, 01/15/28 (a)	744,000	733,192
5.25%, 01/15/30 (a)	300,000	296,564
4.00%, 07/15/30 (a)	434,000	402,754
3.88%, 02/15/31 (a)	515,000	471,179
3.75%, 01/15/32 (a)	458,000	409,539
6.13%, 03/15/34 (a)(c)	489,000	496,903
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	309,000	322,852
Vertiv Group Corp.
4.13%, 11/15/28 (a)(c)	400,000	381,257
Vortex Opco LLC
8.00%, 04/30/30 (a)(c)	142,956	54,323
Waste Management, Inc.
3.88%, 01/15/29 (a)(c)	205,000	199,082
Waste Pro USA, Inc.
5.50%, 02/15/26 (a)(c)	389,000	388,722
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(c)	521,000	533,527
6.38%, 03/15/29 (a)(c)	414,000	424,349
6.63%, 03/15/32 (a)(c)	420,000	433,908
White Cap Buyer LLC
6.88%, 10/15/28 (a)(c)	243,000	245,025
Wilsonart LLC
11.00%, 08/15/32 (a)	316,000	312,429
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	301,000	310,364
		67,192,522
Communications 15.1%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(c)	378,000	362,463
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	200,000	198,718
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	288,000	128,223
Altice Financing SA
9.63%, 07/15/27 (a)(c)	273,000	257,512
5.00%, 01/15/28 (a)(c)	651,000	520,249
5.75%, 08/15/29 (a)(c)	863,000	654,674
Altice France Holding SA
10.50%, 05/15/27 (a)(c)	851,000	244,429
6.00%, 02/15/28 (a)(c)	659,000	178,272
Altice France SA
8.13%, 02/01/27 (a)(c)	813,000	684,971
5.50%, 01/15/28 (a)(c)	515,000	399,899
5.13%, 01/15/29 (a)(c)	270,000	204,508

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 07/15/29 (a)(c)	1,243,000	952,897
5.50%, 10/15/29 (a)(c)	939,000	722,924
AMC Networks, Inc.
10.25%, 01/15/29 (a)(c)	399,000	424,595
4.25%, 02/15/29 (a)	557,000	423,959
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	200,000	208,441
Beasley Mezzanine Holdings LLC
9.20%, 08/01/28 (c)	20,000	10,325
Block Communications, Inc.
4.88%, 03/01/28 (a)(c)	334,000	314,848
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	432,000	420,469
Cable One, Inc.
4.00%, 11/15/30 (a)(c)	384,000	320,444
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(c)	307,000	289,236
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(c)	1,080,000	1,079,221
5.13%, 05/01/27 (a)(c)	1,359,000	1,341,813
5.00%, 02/01/28 (a)(c)	863,000	844,035
5.38%, 06/01/29 (a)(c)	705,000	687,086
6.38%, 09/01/29 (a)(c)	914,000	919,216
4.75%, 03/01/30 (a)(c)	1,457,000	1,354,760
4.50%, 08/15/30 (a)(c)	1,096,000	998,121
4.25%, 02/01/31 (a)(c)	1,202,000	1,077,270
7.38%, 03/01/31 (a)(c)	354,000	367,589
4.75%, 02/01/32 (a)(c)	983,000	885,351
4.50%, 05/01/32 (a)	1,103,000	975,410
4.50%, 06/01/33 (a)(c)	993,000	862,120
4.25%, 01/15/34 (a)(c)	1,174,000	979,830
Cimpress PLC
7.38%, 09/15/32 (a)(c)	278,000	278,915
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(c)	577,000	563,714
7.75%, 04/15/28 (a)(c)	586,000	540,247
9.00%, 09/15/28 (a)(c)	469,000	498,010
7.50%, 06/01/29 (a)(c)	621,000	550,288
7.88%, 04/01/30 (a)(c)	246,000	254,914
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	357,000	247,615
Cogent Communications Group LLC
3.50%, 05/01/26 (a)(c)	388,000	376,486
7.00%, 06/15/27 (a)(c)	174,000	176,734
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/27 (a)(c)	147,000	148,566
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	1,065,000	984,192
Consolidated Communications, Inc.
5.00%, 10/01/28 (a)(c)	325,000	306,793
6.50%, 10/01/28 (a)(c)	204,000	199,049
CSC Holdings LLC
5.50%, 04/15/27 (a)(c)	694,000	630,305
5.38%, 02/01/28 (a)(c)	471,000	412,296
7.50%, 04/01/28 (a)(c)	828,000	599,227
11.25%, 05/15/28 (a)(c)	446,000	441,730
11.75%, 01/31/29 (a)(c)	975,000	967,678
6.50%, 02/01/29 (a)(c)	939,000	807,229
5.75%, 01/15/30 (a)(c)	899,000	541,099
4.13%, 12/01/30 (a)(c)	567,000	428,584
4.63%, 12/01/30 (a)(c)	909,000	508,510
3.38%, 02/15/31 (a)(c)	378,000	276,056
4.50%, 11/15/31 (a)(c)	621,000	468,833
5.00%, 11/15/31 (a)(c)	465,000	259,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(c)	277,000	113,426
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	245,000	237,170
8.13%, 09/15/29 (a)(c)	100,000	101,451
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	894,000	900,344
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(c)	1,386,000	1,363,093
DISH DBS Corp.
7.75%, 07/01/26	1,069,000	920,361
5.25%, 12/01/26 (a)(c)	1,006,000	926,652
7.38%, 07/01/28 (a)	671,000	509,528
5.75%, 12/01/28 (a)(c)	1,020,000	890,900
5.13%, 06/01/29	655,000	434,401
DISH Network Corp.
11.75%, 11/15/27 (a)(c)	1,973,000	2,097,950
EchoStar Corp.
10.75%, 11/30/29 (a)	2,400,000	2,598,242
Embarq Corp.
8.00%, 06/01/36	697,000	345,319
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(c)	469,000	469,966
5.00%, 05/01/28 (a)(c)	429,000	425,013
6.75%, 05/01/29 (a)(c)	506,000	512,935
5.88%, 11/01/29 (a)	525,000	526,272
6.00%, 01/15/30 (a)(c)	437,000	439,478
8.75%, 05/15/30 (a)(c)	729,000	777,672
8.63%, 03/15/31 (a)(c)	451,000	486,248
Frontier Florida LLC
6.86%, 02/01/28	254,000	261,716
GCI LLC
4.75%, 10/15/28 (a)(c)	353,000	334,221
Getty Images, Inc.
9.75%, 03/01/27 (a)(c)	215,000	215,172
Graham Holdings Co.
5.75%, 06/01/26 (a)(c)	193,000	192,292
Gray Television, Inc.
7.00%, 05/15/27 (a)(c)	493,000	483,600
10.50%, 07/15/29 (a)(c)	559,000	569,391
4.75%, 10/15/30 (a)(c)	435,000	257,328
5.38%, 11/15/31 (a)(c)	625,000	372,789
Hughes Satellite Systems Corp.
5.25%, 08/01/26	378,000	344,513
6.63%, 08/01/26	386,000	316,344
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	391,000	340,170
8.38%, 05/01/27 (a)	403,000	235,755
5.25%, 08/15/27 (a)(c)	310,000	222,425
4.75%, 01/15/28 (a)(c)	257,000	170,262
Iliad Holding SASU
6.50%, 10/15/26 (a)(c)	373,000	379,489
7.00%, 10/15/28 (a)(c)	412,000	418,748
8.50%, 04/15/31 (a)(c)	487,000	518,913
7.00%, 04/15/32 (a)(c)	350,000	354,212
INNOVATE Corp.
8.50%, 02/01/26 (a)(c)	174,000	143,359
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(c)	1,372,000	1,278,524
Lamar Media Corp.
3.75%, 02/15/28 (a)	291,000	276,316
4.88%, 01/15/29 (a)	214,000	208,444
4.00%, 02/15/30 (a)	278,000	257,478
3.63%, 01/15/31 (a)	259,000	231,369

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	568,000	517,383
5.13%, 07/15/29 (a)(c)	407,000	334,435
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)(c)	207,000	166,117
10.50%, 04/15/29 (a)(c)	312,000	350,612
4.88%, 06/15/29 (a)(c)	344,000	302,259
3.75%, 07/15/29 (a)(c)	237,000	186,437
11.00%, 11/15/29 (a)(c)	722,000	821,294
4.50%, 04/01/30 (a)(c)	619,000	520,553
10.50%, 05/15/30 (a)(c)	400,000	440,999
3.88%, 10/15/30 (a)(c)	221,000	177,352
10.75%, 12/15/30 (a)(c)	318,000	359,340
4.00%, 04/15/31 (a)(c)	232,000	185,020
10.00%, 10/15/32 (a)	158,040	158,108
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (a)(c)	105,000	92,896
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(c)	334,000	257,348
Lumen Technologies, Inc.
4.13%, 04/15/29 (a)(c)	141,000	128,134
4.13%, 04/15/30 (a)(c)	197,000	174,823
10.00%, 10/15/32 (a)(c)	284,900	284,544
7.60%, 09/15/39	378,000	306,016
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	467,000	457,897
8.00%, 08/01/29 (a)(c)	381,000	385,774
7.38%, 09/01/31 (a)(c)	296,000	306,820
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	302,000	317,299
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(c)	418,000	303,466
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	261,000	252,058
7.38%, 04/02/32 (a)(c)	483,000	492,515
News Corp.
3.88%, 05/15/29 (a)(c)	482,000	453,041
5.13%, 02/15/32 (a)(c)	269,000	260,684
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(c)	530,000	522,744
4.75%, 11/01/28 (a)(c)	620,000	585,905
Optics Bidco SpA
6.38%, 11/15/33 (a)(c)	353,000	354,910
6.00%, 09/30/34 (a)(c)	222,000	216,463
7.20%, 07/18/36 (a)(c)	266,000	273,647
7.72%, 06/04/38 (a)(c)	272,000	286,421
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(c)	320,000	315,849
4.25%, 01/15/29 (a)(c)	237,000	223,694
4.63%, 03/15/30 (a)(c)	250,000	235,033
7.38%, 02/15/31 (a)(c)	184,000	194,794
Paramount Global
6.25%, 02/28/57 (a)(b)	397,000	376,048
6.38%, 03/30/62 (a)(b)	416,000	401,661
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(c)	402,000	348,124
6.50%, 09/15/28 (a)(c)	526,000	348,569
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	372,000	338,396
Rogers Communications, Inc.
5.25%, 03/15/82 (a)(b)(c)	388,000	382,737
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	511,000	525,347
10.88%, 08/01/29 (a)(c)	268,000	273,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sable International Finance Ltd.
7.13%, 10/15/32 (a)(c)	495,000	496,297
SBA Communications Corp.
3.88%, 02/15/27 (a)	706,000	686,395
3.13%, 02/01/29 (a)	560,000	512,754
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)	341,000	244,712
5.38%, 01/15/31 (a)(c)	419,000	215,709
Scripps Escrow, Inc.
5.88%, 07/15/27 (a)(c)	30,000	22,920
Sinclair Television Group, Inc.
5.13%, 02/15/27 (a)(c)	20,000	17,973
5.50%, 03/01/30 (a)(c)	316,000	214,959
4.13%, 12/01/30 (a)(c)	416,000	324,777
Sirius XM Radio, Inc.
3.13%, 09/01/26 (a)(c)	620,000	596,912
5.00%, 08/01/27 (a)(c)	755,000	742,739
4.00%, 07/15/28 (a)(c)	705,000	662,547
5.50%, 07/01/29 (a)(c)	746,000	729,730
4.13%, 07/01/30 (a)(c)	792,000	715,112
3.88%, 09/01/31 (a)(c)	662,000	573,574
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	499,000	481,494
Summer BC Bidco B LLC
5.50%, 10/31/26 (a)(c)	110,000	109,136
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)	493,000	452,976
Sunrise HoldCo IV BV
5.50%, 01/15/28 (a)(c)	391,000	387,359
TEGNA, Inc.
4.75%, 03/15/26 (a)(c)	662,000	655,905
4.63%, 03/15/28 (a)	475,000	453,319
5.00%, 09/15/29 (a)	450,000	425,583
Telecom Italia Capital SA
6.00%, 09/30/34	365,000	358,175
7.20%, 07/18/36	239,000	245,659
7.72%, 06/04/38	294,000	312,127
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(c)	368,000	188,124
4.88%, 06/01/27 (a)(c)	102,000	49,843
6.50%, 10/15/27 (a)(c)	186,000	61,380
Townsquare Media, Inc.
6.88%, 02/01/26 (a)(c)	333,000	332,840
U.S. Cellular Corp.
6.70%, 12/15/33	266,000	288,568
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)	497,000	429,050
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(c)	1,261,000	1,340,738
4.75%, 04/15/28 (a)(c)	308,000	288,346
6.50%, 02/15/29 (a)(c)	523,000	459,211
Univision Communications, Inc.
6.63%, 06/01/27 (a)(c)	615,000	613,307
8.00%, 08/15/28 (a)(c)	674,000	688,384
4.50%, 05/01/29 (a)(c)	669,000	601,007
7.38%, 06/30/30 (a)(c)	484,000	467,050
8.50%, 07/31/31 (a)(c)	665,000	660,233
Urban One, Inc.
7.38%, 02/01/28 (a)(c)	340,000	221,868
Viasat, Inc.
5.63%, 04/15/27 (a)(c)	368,000	351,453
6.50%, 07/15/28 (a)(c)	339,000	272,012
7.50%, 05/30/31 (a)(c)	257,000	174,533

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	461,000	393,685
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	661,000	627,947
4.50%, 08/15/30 (a)(c)	477,000	421,624
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(c)	433,000	415,951
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	664,000	576,270
4.75%, 07/15/31 (a)(c)	590,000	520,369
7.75%, 04/15/32 (a)(c)	361,000	366,803
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	715,000	748,281
3.25%, 06/04/81 (a)(b)	355,000	344,119
4.13%, 06/04/81 (a)(b)	555,000	498,653
5.13%, 06/04/81 (a)(b)	498,000	388,682
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	807,000	722,189
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28 (a)(c)	592,000	597,148
8.25%, 10/01/31 (a)(c)	300,000	313,452
8.25%, 10/01/31 (a)	78,000	81,498
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(c)	534,000	504,027
6.13%, 03/01/28 (a)(c)	817,000	754,426
Zegona Finance PLC
8.63%, 07/15/29 (a)(c)	358,000	381,270
Ziggo Bond Co. BV
6.00%, 01/15/27 (a)(c)	397,000	397,428
Ziggo BV
4.88%, 01/15/30 (a)(c)	484,000	448,066
		98,045,038
Consumer Cyclical 18.8%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	745,000	709,682
4.38%, 01/15/28 (a)(c)	604,000	583,256
3.50%, 02/15/29 (a)(c)	471,000	437,604
6.13%, 06/15/29 (a)(c)	679,000	690,889
4.00%, 10/15/30 (a)(c)	1,071,000	973,623
Academy Ltd.
6.00%, 11/15/27 (a)(c)	261,000	260,609
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	235,000	247,488
Adient Global Holdings Ltd.
4.88%, 08/15/26 (a)(c)	378,000	374,228
7.00%, 04/15/28 (a)(c)	219,000	224,129
8.25%, 04/15/31 (a)(c)	285,000	297,938
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	210,000	196,918
4.88%, 07/15/32 (c)	555,000	517,204
Advance Auto Parts, Inc.
5.90%, 03/09/26	184,000	185,284
1.75%, 10/01/27 (a)	108,000	96,398
5.95%, 03/09/28 (a)	205,000	207,907
3.90%, 04/15/30 (a)	354,000	319,646
3.50%, 03/15/32 (a)	7,000	5,885
Affinity Interactive
6.88%, 12/15/27 (a)(c)	327,000	261,604
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	780,000	799,418
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/27 (a)(c)	669,000	675,554
6.00%, 06/01/29 (a)(c)	574,000	527,309
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	1,017,000	959,592
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	318,000	311,412
5.88%, 06/01/29 (a)(c)	192,000	193,346
3.75%, 01/30/31 (a)(c)	325,000	292,344
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)	420,000	375,082
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	345,000	345,186
6.88%, 07/01/28 (a)	166,000	166,571
5.00%, 10/01/29 (a)	277,000	257,659
ANGI Group LLC
3.88%, 08/15/28 (a)(c)	287,000	260,815
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)	291,000	271,431
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)	372,000	323,518
5.25%, 04/15/30 (a)(c)	202,000	163,416
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	386,000	360,670
6.13%, 12/01/28 (a)(c)	328,000	297,297
Arko Corp.
5.13%, 11/15/29 (a)(c)	289,000	266,834
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	211,000	205,252
4.63%, 11/15/29 (a)(c)	315,000	299,309
4.75%, 03/01/30 (a)	197,000	186,916
5.00%, 02/15/32 (a)(c)	360,000	335,175
ASGN, Inc.
4.63%, 05/15/28 (a)(c)	316,000	302,904
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (a)(c)	206,000	208,142
4.63%, 08/01/29 (a)(c)	277,000	259,102
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	540,000	530,927
At Home Group, Inc.
4.88%, 07/15/28 (a)(c)	143,000	61,549
Bath & Body Works, Inc.
5.25%, 02/01/28	140,000	139,387
7.50%, 06/15/29 (a)	397,000	412,609
6.63%, 10/01/30 (a)(c)	305,000	312,621
6.95%, 03/01/33	230,000	236,137
6.88%, 11/01/35	281,000	294,105
6.75%, 07/01/36	388,000	402,925
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)(c)	359,000	360,225
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	209,000	208,536
7.25%, 10/15/29 (a)	170,000	173,508
7.50%, 03/15/31 (a)(c)	134,000	136,872
Benteler International AG
10.50%, 05/15/28 (a)(c)	276,000	289,421
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	207,000	191,891
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	381,000	372,707
4.75%, 06/15/31 (a)(c)	519,000	484,230
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	349,000	333,987
Brinker International, Inc.
8.25%, 07/15/30 (a)(c)	212,000	225,572

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brink's Co.
4.63%, 10/15/27 (a)(c)	262,000	255,951
6.50%, 06/15/29 (a)(c)	178,000	182,097
6.75%, 06/15/32 (a)(c)	180,000	183,822
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(c)	262,000	249,044
4.88%, 02/15/30 (a)(c)	434,000	407,662
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(c)	283,000	288,857
4.63%, 10/15/29 (a)(c)	825,000	777,551
7.00%, 02/15/30 (a)(c)	941,000	971,232
6.50%, 02/15/32 (a)(c)	791,000	807,477
6.00%, 10/15/32 (a)(c)	357,000	351,221
Carnival Corp.
7.63%, 03/01/26 (a)(c)	890,000	896,417
5.75%, 03/01/27 (a)(c)	876,000	880,363
6.00%, 05/01/29 (a)(c)	1,149,000	1,153,990
10.50%, 06/01/30 (a)(c)	597,000	640,852
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)(c)	885,000	950,555
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	254,000	234,849
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	239,000	238,293
CCM Merger, Inc.
6.38%, 05/01/26 (a)(c)	114,000	114,302
CEC Entertainment LLC
6.75%, 05/01/26 (a)(c)	326,000	325,435
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (a)	269,000	267,731
6.50%, 10/01/28 (a)	202,000	204,608
5.25%, 07/15/29 (a)	195,000	189,440
Century Communities, Inc.
6.75%, 06/01/27 (a)	250,000	251,698
3.88%, 08/15/29 (a)(c)	211,000	193,318
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)	314,000	316,049
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(c)	438,000	437,425
4.75%, 01/15/28 (a)(c)	330,000	322,393
5.75%, 04/01/30 (a)(c)	523,000	519,633
6.75%, 05/01/31 (a)(c)	220,000	225,481
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	240,000	234,854
7.00%, 08/01/32 (a)(c)	294,000	304,682
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(c)	362,000	362,534
8.50%, 05/15/27 (a)(c)	144,000	145,018
6.75%, 05/15/28 (a)(c)	542,000	555,741
CoreCivic, Inc.
8.25%, 04/15/29 (a)	279,000	297,263
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	286,000	300,339
Crocs, Inc.
4.25%, 03/15/29 (a)(c)	200,000	185,880
4.13%, 08/15/31 (a)(c)	229,000	201,260
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(c)	258,000	261,035
8.88%, 09/01/31 (a)(c)	263,000	284,293
Dana, Inc.
5.38%, 11/15/27 (a)	218,000	216,823
5.63%, 06/15/28 (a)	218,000	217,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/01/30 (a)	198,000	177,096
4.50%, 02/15/32 (a)	196,000	172,413
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(c)	313,000	311,295
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(c)	375,000	297,355
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	206,000	216,102
eG Global Finance PLC
12.00%, 11/30/28 (a)(c)	515,000	577,872
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	185,000	197,377
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(c)	187,000	197,416
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	387,000	363,885
6.75%, 01/15/30 (a)(c)	602,000	564,461
Foot Locker, Inc.
4.00%, 10/01/29 (a)(c)	273,000	237,545
Forestar Group, Inc.
3.85%, 05/15/26 (a)(c)	212,000	207,898
5.00%, 03/01/28 (a)(c)	205,000	198,663
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)	258,000	257,336
Gap, Inc.
3.63%, 10/01/29 (a)(c)	285,000	259,205
3.88%, 10/01/31 (a)(c)	404,000	355,696
Garda World Security Corp.
4.63%, 02/15/27 (a)(c)	388,000	379,160
7.75%, 02/15/28 (a)(c)	152,000	157,732
6.00%, 06/01/29 (a)(c)	386,000	366,771
8.25%, 08/01/32 (a)(c)	294,000	300,397
8.38%, 11/15/32 (a)(c)	400,000	410,671
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	333,000	335,991
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	250,000	256,976
GEO Group, Inc.
8.63%, 04/15/29 (a)	418,000	442,444
10.25%, 04/15/31 (a)	310,000	339,604
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	424,000	392,301
11.50%, 08/15/29 (a)(c)	200,000	203,359
8.75%, 01/15/32 (a)(c)	256,000	227,069
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	354,000	351,358
3.50%, 03/01/29 (a)(c)	215,000	199,559
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	301,000	297,984
4.88%, 03/15/27 (a)	290,000	283,959
5.00%, 07/15/29 (a)	429,000	401,882
5.25%, 04/30/31 (a)	347,000	318,472
5.25%, 07/15/31 (a)	350,000	322,291
5.63%, 04/30/33 (a)	331,000	299,417
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(c)	292,000	181,922
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	401,000	379,229
6.38%, 01/15/30 (a)(c)	260,000	263,584
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(c)	280,000	257,384
Guitar Center, Inc.
8.50%, 01/15/26 (a)(c)	305,000	258,258

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(c)	353,000	348,530
9.00%, 02/15/31 (a)(c)	373,000	401,326
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(c)	311,000	311,488
5.88%, 04/01/29 (a)(c)	294,000	296,820
3.75%, 05/01/29 (a)(c)	388,000	362,029
4.88%, 01/15/30 (a)	500,000	486,586
4.00%, 05/01/31 (a)(c)	823,000	754,218
3.63%, 02/15/32 (a)(c)	640,000	564,806
6.13%, 04/01/32 (a)(c)	330,000	333,505
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.63%, 01/15/32 (a)(c)	324,000	328,105
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	307,000	291,919
4.88%, 07/01/31 (a)(c)	398,000	359,396
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	480,000	477,680
International Game Technology PLC
4.13%, 04/15/26 (a)(c)	364,000	358,363
5.25%, 01/15/29 (a)(c)	578,000	568,142
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	284,000	278,830
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)	291,000	281,533
5.50%, 07/15/29 (a)(c)	334,000	327,847
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	274,000	291,161
K Hovnanian Enterprises, Inc.
11.75%, 09/30/29 (a)(c)	175,000	193,959
KB Home
6.88%, 06/15/27 (a)	212,000	218,878
4.80%, 11/15/29 (a)	38,000	36,897
7.25%, 07/15/30 (a)	242,000	251,132
4.00%, 06/15/31 (a)	161,000	146,296
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	244,000	237,254
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(c)	466,000	460,031
Kohl's Corp.
4.63%, 05/01/31 (a)(e)	241,000	195,132
5.55%, 07/17/45 (a)	309,000	199,598
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	267,000	247,538
Korn Ferry
4.63%, 12/15/27 (a)(c)	205,000	199,728
Landsea Homes Corp.
8.88%, 04/01/29 (a)(c)	205,000	210,369
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	559,000	529,267
8.25%, 08/01/31 (a)(c)	372,000	389,340
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	282,000	250,588
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	168,000	178,337
4.00%, 07/15/29 (a)(c)	243,000	220,088
7.00%, 11/15/32 (a)(c)	150,000	151,450
Liberty Interactive LLC
8.50%, 07/15/29	99,000	52,579
8.25%, 02/01/30	370,000	186,053
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Life Time, Inc.
5.75%, 01/15/26 (a)(c)	395,000	395,104
8.00%, 04/15/26 (a)(c)	427,000	428,967
6.00%, 11/15/31 (a)(c)	200,000	200,234
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(c)	436,000	438,206
7.25%, 11/15/29 (a)(c)	185,000	191,082
7.50%, 09/01/31 (a)(c)	275,000	286,562
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(c)	439,000	463,880
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	198,000	192,514
3.88%, 06/01/29 (a)(c)	429,000	397,908
4.38%, 01/15/31 (a)(c)	210,000	193,116
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (a)(c)	550,000	549,612
6.50%, 05/15/27 (a)(c)	280,000	284,381
4.75%, 10/15/27 (a)(c)	386,000	378,243
3.75%, 01/15/28 (a)(c)	301,000	286,276
M/I Homes, Inc.
4.95%, 02/01/28 (a)	191,000	188,056
3.95%, 02/15/30 (a)	201,000	184,129
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(c)	165,000	161,538
5.88%, 03/15/30 (a)(c)	297,000	285,992
6.13%, 03/15/32 (a)(c)	197,000	188,473
4.50%, 12/15/34 (a)	236,000	199,889
5.13%, 01/15/42 (a)	164,000	126,908
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	240,000	231,715
4.50%, 06/15/29 (a)(c)	187,000	175,975
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	323,000	315,118
4.63%, 06/01/28 (a)(c)	265,000	255,048
5.63%, 02/15/29 (a)(c)	204,000	202,233
4.13%, 08/01/30 (a)(c)	297,000	269,027
3.63%, 10/01/31 (a)(c)	154,000	133,722
Mattamy Group Corp.
5.25%, 12/15/27 (a)(c)	276,000	273,032
4.63%, 03/01/30 (a)(c)	323,000	305,212
Matthews International Corp.
8.63%, 10/01/27 (a)(c)	125,000	131,213
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	375,000	362,595
Merlin Entertainments Ltd.
5.75%, 06/15/26 (a)(c)	238,000	235,516
MGM Resorts International
4.63%, 09/01/26 (a)	239,000	237,921
5.50%, 04/15/27 (a)	276,000	276,093
4.75%, 10/15/28 (a)	380,000	368,986
6.13%, 09/15/29 (a)	152,000	153,830
6.50%, 04/15/32 (a)	508,000	513,398
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(c)	339,000	246,387
7.88%, 05/01/29 (a)(c)	554,000	299,321
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	344,000	327,821
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (a)(c)	560,000	556,958
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)	361,000	338,353
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	186,000	179,591
3.75%, 02/15/31 (a)(c)	394,000	353,027

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NCL Corp. Ltd.
5.88%, 03/15/26 (a)(c)	636,000	636,505
5.88%, 02/15/27 (a)(c)	353,000	353,634
8.38%, 02/01/28 (a)(c)	459,000	480,643
8.13%, 01/15/29 (a)(c)	278,000	295,235
7.75%, 02/15/29 (a)(c)	334,000	356,611
6.25%, 03/01/30 (a)(c)	220,000	219,350
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	318,000	322,358
New Home Co., Inc.
9.25%, 10/01/29 (a)(c)	146,000	153,267
Newmark Group, Inc.
7.50%, 01/12/29 (a)	244,000	258,953
NMG Holding Co., Inc./Neiman Marcus Group LLC
8.50%, 10/01/28 (a)(c)	509,000	517,935
Nordstrom, Inc.
4.00%, 03/15/27 (a)	202,000	194,767
6.95%, 03/15/28	199,000	206,408
4.38%, 04/01/30 (a)	247,000	225,903
4.25%, 08/01/31 (a)	279,000	246,179
5.00%, 01/15/44 (a)	484,000	372,003
Odeon Finco PLC
12.75%, 11/01/27 (a)(c)	370,000	388,729
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	400,000	412,794
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	269,000	245,575
Parkland Corp.
5.88%, 07/15/27 (a)(c)	387,000	386,643
4.50%, 10/01/29 (a)(c)	267,000	250,295
4.63%, 05/01/30 (a)(c)	355,000	330,870
6.63%, 08/15/32 (a)(c)	166,000	167,148
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(c)	238,000	236,245
4.13%, 07/01/29 (a)(c)	241,000	219,588
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	284,000	262,181
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(c)	460,000	439,685
7.75%, 02/15/29 (a)(c)	641,000	631,012
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	228,000	234,313
6.63%, 10/15/32 (a)(c)	243,000	244,991
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)	348,000	347,332
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	422,000	310,454
5.88%, 09/01/31 (a)(c)	405,000	278,733
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (c)	547,000	547,934
3.38%, 08/31/27 (a)(c)	505,000	475,280
6.25%, 01/15/28 (a)(c)	648,000	648,012
QVC, Inc.
6.88%, 04/15/29 (a)	338,000	287,040
5.45%, 08/15/34 (a)	233,000	151,241
5.95%, 03/15/43	193,000	115,656
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(c)	469,000	504,804
Rakuten Group, Inc.
11.25%, 02/15/27 (c)	1,100,000	1,201,351
9.75%, 04/15/29 (c)	997,000	1,090,856
6.25%, 04/22/31 (a)(b)(c)(f)	215,000	196,233
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	535,000	536,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(c)	345,000	311,197
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	391,000	350,693
8.45%, 07/27/30 (a)(c)	302,000	315,860
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (a)(c)	470,000	464,453
5.50%, 08/31/26 (a)(c)	362,000	363,251
5.38%, 07/15/27 (a)(c)	412,000	411,691
7.50%, 10/15/27	396,000	420,210
3.70%, 03/15/28 (a)	394,000	376,128
5.50%, 04/01/28 (a)(c)	661,000	661,604
5.63%, 09/30/31 (a)(c)	530,000	531,338
6.25%, 03/15/32 (a)(c)	742,000	758,673
6.00%, 02/01/33 (a)(c)	878,000	889,583
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	225,000	227,977
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)	396,000	404,830
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	331,000	322,408
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	416,000	401,857
Service Corp. International
4.63%, 12/15/27 (a)	340,000	334,455
5.13%, 06/01/29 (a)	590,000	581,990
3.38%, 08/15/30 (a)	256,000	229,185
4.00%, 05/15/31 (a)	439,000	401,642
5.75%, 10/15/32 (a)	270,000	269,337
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	173,000	168,583
4.75%, 04/01/29 (a)	202,000	194,454
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	242,000	148,181
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(c)	357,000	355,663
7.25%, 05/15/31 (a)(c)	384,000	396,847
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/32 (a)(c)	336,000	344,584
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	299,000	281,319
4.88%, 11/15/31 (a)(c)	290,000	266,513
Sotheby's
7.38%, 10/15/27 (a)(c)	428,000	425,364
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)	200,000	183,842
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	200,000	197,752
Staples, Inc.
10.75%, 09/01/29 (a)(c)	1,061,000	1,047,399
12.75%, 01/15/30 (a)(c)	513,800	424,596
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	250,000	239,380
4.63%, 12/01/31 (a)(c)	280,000	253,253
6.63%, 03/15/32 (a)(c)	330,000	331,083
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	151,000	160,792
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	249,000	224,435
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)(c)	188,000	190,366
5.75%, 01/15/28 (a)(c)	350,000	352,332
5.13%, 08/01/30 (a)(c)	318,000	310,601

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	874,000	831,712
TKC Holdings, Inc.
6.88%, 05/15/28 (a)(c)	186,000	186,818
10.50%, 05/15/29 (a)(c)	460,000	472,443
Travel & Leisure Co.
6.63%, 07/31/26 (a)(c)	254,000	257,193
6.00%, 04/01/27 (a)(e)	292,000	295,008
4.50%, 12/01/29 (a)(c)	187,000	176,771
4.63%, 03/01/30 (a)(c)	270,000	253,526
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	307,000	309,187
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	307,000	282,066
7.13%, 08/15/31 (a)(c)	187,000	192,441
Under Armour, Inc.
3.25%, 06/15/26 (a)	377,000	365,229
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	235,000	230,605
Vail Resorts, Inc.
6.50%, 05/15/32 (a)(c)	250,000	256,937
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	281,000	244,657
VF Corp.
2.80%, 04/23/27 (a)	280,000	264,065
2.95%, 04/23/30 (a)	327,000	282,699
6.00%, 10/15/33	237,000	234,551
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	194,000	175,626
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	178,000	188,097
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(c)	453,000	450,259
7.00%, 02/15/29 (a)(c)	347,000	350,706
9.13%, 07/15/31 (a)(c)	385,000	417,082
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(c)	289,000	282,369
VT Topco, Inc.
8.50%, 08/15/30 (a)(c)	286,000	303,135
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	268,000	249,374
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	606,000	587,001
8.13%, 08/15/29 (a)	396,000	399,010
3.20%, 04/15/30 (a)	383,000	311,441
4.65%, 06/01/46 (a)	407,000	256,436
4.10%, 04/15/50 (a)	339,000	221,324
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	501,000	518,934
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(c)	323,000	322,943
Wayfair LLC
7.25%, 10/31/29 (a)(c)	367,000	372,833
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	231,000	220,774
William Carter Co.
5.63%, 03/15/27 (a)(c)	224,000	225,159
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	316,000	278,469
WW International, Inc.
4.50%, 04/15/29 (a)(c)	284,000	66,727
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	277,000	265,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(c)	377,000	375,065
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	180,000	175,515
7.13%, 02/15/31 (a)(c)	514,000	543,314
6.25%, 03/15/33 (a)(c)	440,000	439,279
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	447,000	432,231
3.63%, 03/15/31 (a)	549,000	497,589
4.63%, 01/31/32 (a)	410,000	385,972
5.38%, 04/01/32 (a)	332,000	326,066
6.88%, 11/15/37	339,000	377,367
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	245,000	246,288
7.13%, 04/14/30 (a)(c)	336,000	333,987
6.75%, 04/23/30 (a)(c)	453,000	442,630
6.88%, 04/23/32 (a)(c)	331,000	318,237
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	337,000	310,307
		122,075,681
Consumer Non-Cyclical 11.4%
180 Medical, Inc.
3.88%, 10/15/29 (a)(c)	288,000	266,472
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	240,000	233,690
5.00%, 04/15/29 (a)(c)	215,000	202,307
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	262,000	243,533
Acushnet Co.
7.38%, 10/15/28 (a)(c)	238,000	249,009
AdaptHealth LLC
6.13%, 08/01/28 (a)(c)	187,000	184,209
4.63%, 08/01/29 (a)(c)	244,000	222,865
5.13%, 03/01/30 (a)(c)	227,000	210,023
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	227,000	221,239
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (a)(c)	435,000	422,154
7.50%, 03/15/26 (a)(c)	260,000	262,466
4.63%, 01/15/27 (a)(c)	255,000	250,177
5.88%, 02/15/28 (a)(c)	305,000	304,356
6.50%, 02/15/28 (a)(c)	315,000	321,546
3.50%, 03/15/29 (a)(c)	245,000	227,208
4.88%, 02/15/30 (a)(c)	396,000	381,754
Amer Sports Co.
6.75%, 02/16/31 (a)(c)	179,000	183,106
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(c)	233,000	223,775
4.00%, 04/15/29 (a)(c)	186,000	168,751
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	498,000	488,057
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	686,000	663,335
3.88%, 11/01/29 (a)(c)	401,000	372,647
B&G Foods, Inc.
5.25%, 09/15/27 (a)	335,000	320,460
8.00%, 09/15/28 (a)(c)	367,000	378,105
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	651,000	681,249
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(c)	356,000	345,895
8.50%, 01/31/27 (a)(c)	232,000	192,197

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bausch Health Cos., Inc.
9.00%, 12/15/25 (a)(c)	409,000	402,792
6.13%, 02/01/27 (a)(c)	577,000	533,918
5.75%, 08/15/27 (a)(c)	195,000	173,907
5.00%, 01/30/28 (a)(c)	237,000	160,035
4.88%, 06/01/28 (a)(c)	632,000	523,522
11.00%, 09/30/28 (c)	724,000	710,125
5.00%, 02/15/29 (a)(c)	171,000	103,257
6.25%, 02/15/29 (a)(c)	327,000	210,243
7.25%, 05/30/29 (a)(c)	202,000	133,594
5.25%, 01/30/30 (a)(c)	474,000	265,814
14.00%, 10/15/30 (a)(c)	143,000	132,876
5.25%, 02/15/31 (a)(c)	254,000	141,924
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	443,000	460,642
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	265,000	217,886
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)(c)	508,000	507,614
3.13%, 02/15/29 (a)(c)	25,000	24,647
3.50%, 04/01/30 (a)(c)	344,000	338,966
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	300,000	302,775
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	235,000	231,610
4.13%, 10/15/30 (a)	137,000	126,486
4.13%, 04/30/31 (a)(c)	237,000	214,932
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	225,000	233,313
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	433,000	415,907
3.75%, 03/15/29 (a)(c)	261,000	242,567
4.00%, 03/15/31 (a)(c)	237,000	214,544
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28 (a)(c)	315,000	303,032
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/29 (a)(c)	308,000	324,594
CHS/Community Health Systems, Inc.
5.63%, 03/15/27 (a)(c)	629,000	609,278
8.00%, 12/15/27 (a)(c)	538,000	540,232
6.88%, 04/01/28 (a)(c)	543,000	424,943
6.00%, 01/15/29 (a)(c)	335,000	312,916
6.88%, 04/15/29 (a)(c)	714,000	576,765
6.13%, 04/01/30 (a)(c)	660,000	489,088
5.25%, 05/15/30 (a)(c)	800,000	683,424
4.75%, 02/15/31 (a)(c)	576,000	468,149
10.88%, 01/15/32 (a)(c)	827,000	861,618
Concentra Escrow Issuer Corp.
6.88%, 07/15/32 (a)(c)	239,000	246,532
Coty, Inc.
5.00%, 04/15/26 (a)(c)	389,000	387,811
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (a)(c)	501,000	485,190
6.63%, 07/15/30 (a)(c)	283,000	289,986
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(c)	256,000	253,339
6.00%, 06/15/30 (a)(c)	514,000	512,782
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	1,264,000	1,184,818
3.75%, 02/15/31 (a)(c)	882,000	780,776
6.88%, 09/01/32 (a)(c)	547,000	565,359
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	452,000	447,241
4.13%, 04/01/29 (a)(c)	200,000	187,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(e)	345,000	356,961
Embecta Corp.
5.00%, 02/15/30 (a)(c)	320,000	297,901
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)	292,000	235,334
Encompass Health Corp.
4.50%, 02/01/28 (a)	415,000	404,762
4.75%, 02/01/30 (a)	237,000	229,596
4.63%, 04/01/31 (a)	406,000	383,163
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(c)	302,000	321,834
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(c)	420,000	426,018
4.75%, 06/15/28 (a)(c)	227,000	219,972
4.38%, 03/31/29 (a)(c)	135,000	126,964
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	243,000	255,106
9.63%, 09/15/32 (a)(c)	416,000	439,844
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)	312,000	316,026
Grifols SA
4.75%, 10/15/28 (a)(c)	378,000	345,245
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)	387,000	395,664
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(c)	418,000	445,276
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(c)	397,000	418,959
4.88%, 06/01/29 (a)(c)	344,000	250,229
Hologic, Inc.
4.63%, 02/01/28 (a)(c)	218,000	214,184
3.25%, 02/15/29 (a)(c)	479,000	440,706
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	235,000	211,250
IQVIA, Inc.
5.00%, 10/15/26 (a)(c)	474,000	468,431
5.00%, 05/15/27 (a)(c)	480,000	475,034
6.50%, 05/15/30 (a)(c)	315,000	323,637
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	713,000	677,816
Kedrion SpA
6.50%, 09/01/29 (a)(c)	414,000	394,188
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(c)	448,000	469,585
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)	343,000	332,643
10.75%, 06/30/32 (a)(c)	277,000	253,197
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	272,000	266,703
4.13%, 01/31/30 (a)(c)	519,000	483,850
4.38%, 01/31/32 (a)(c)	312,000	286,141
LifePoint Health, Inc.
4.38%, 02/15/27 (a)(c)	394,000	382,939
5.38%, 01/15/29 (a)(c)	310,000	280,044
9.88%, 08/15/30 (a)(c)	461,000	501,246
11.00%, 10/15/30 (a)(c)	514,000	566,946
10.00%, 06/01/32 (a)(c)	247,000	258,797
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	245,000	221,685
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(c)	360,000	393,285

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medline Borrower LP
3.88%, 04/01/29 (a)(c)	2,040,000	1,913,850
5.25%, 10/01/29 (a)(c)	1,121,000	1,095,335
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(c)	1,039,000	1,059,590
ModivCare, Inc.
5.00%, 10/01/29 (a)(c)	302,000	207,326
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)(c)	491,000	341,170
5.75%, 11/01/28 (a)(c)	564,000	264,922
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	222,000	240,238
Newell Brands, Inc.
5.70%, 04/01/26 (a)	199,000	200,311
6.38%, 09/15/27 (a)	458,000	465,835
6.63%, 09/15/29 (a)	354,000	364,082
6.38%, 05/15/30 (a)	200,000	204,221
6.63%, 05/15/32 (a)	200,000	204,011
6.88%, 04/01/36 (a)(e)	241,000	245,312
7.00%, 04/01/46 (a)(e)	415,000	397,118
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	285,000	265,738
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	931,000	883,139
5.13%, 04/30/31 (a)(c)	779,000	713,695
6.75%, 05/15/34 (a)(c)	353,000	356,116
7.88%, 05/15/34 (a)(c)	282,000	291,524
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(c)	261,000	236,427
6.63%, 04/01/30 (a)(c)	287,000	278,265
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	195,000	188,716
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(c)	665,000	661,988
4.25%, 08/01/29 (a)(c)	516,000	485,592
6.13%, 09/15/32 (a)(c)	298,000	301,015
Perrigo Finance Unlimited Co.
4.90%, 06/15/30 (a)(e)	430,000	412,603
6.13%, 09/30/32 (a)	310,000	309,276
4.90%, 12/15/44 (a)	305,000	248,134
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	404,000	377,245
3.50%, 03/01/32 (a)	237,000	208,666
6.25%, 07/01/33 (a)	658,000	690,452
6.88%, 05/15/34 (a)	390,000	426,472
Post Holdings, Inc.
5.63%, 01/15/28 (a)(c)	420,000	423,940
5.50%, 12/15/29 (a)(c)	725,000	708,093
4.63%, 04/15/30 (a)(c)	653,000	612,973
4.50%, 09/15/31 (a)(c)	714,000	650,951
6.25%, 02/15/32 (a)(c)	307,000	310,569
6.38%, 03/01/33 (a)(c)	334,000	333,533
6.25%, 10/15/34 (a)(c)	337,000	333,860
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(c)	253,000	249,893
3.75%, 04/01/31 (a)(c)	310,000	278,253
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	695,000	706,525
Primo Water Holdings, Inc.
4.38%, 04/30/29 (a)(c)	295,000	278,217
Safeway, Inc.
7.25%, 02/01/31	105,000	108,488
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	245,000	243,538
4.50%, 10/15/29 (a)	127,000	119,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/01/31 (a)	204,000	182,346
4.38%, 02/01/32 (a)	252,000	225,836
Select Medical Corp.
6.25%, 08/15/26 (a)(c)	554,000	560,403
6.25%, 12/01/32 (a)(c)	200,000	200,536
Sigma Holdco BV
7.88%, 05/15/26 (a)(c)	200,000	198,953
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	385,000	357,815
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	388,000	394,808
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	13,000
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	480,000	496,201
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	420,000	432,256
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(c)	366,000	236,146
Teleflex, Inc.
4.63%, 11/15/27 (a)	245,000	239,913
4.25%, 06/01/28 (a)(c)	245,000	235,375
Tempur Sealy International, Inc.
4.00%, 04/15/29 (a)(c)	383,000	356,602
3.88%, 10/15/31 (a)(c)	300,000	266,186
Tenet Healthcare Corp.
6.25%, 02/01/27 (a)	556,000	556,898
5.13%, 11/01/27 (a)	1,013,000	1,004,540
4.63%, 06/15/28 (a)	750,000	728,382
6.13%, 10/01/28 (a)	1,177,000	1,180,892
4.25%, 06/01/29 (a)	482,000	455,511
4.38%, 01/15/30 (a)	726,000	680,638
6.13%, 06/15/30 (a)	815,000	820,189
6.75%, 05/15/31 (a)(c)	469,000	480,957
6.88%, 11/15/31	265,000	280,202
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	183,000	168,233
Toledo Hospital
4.98%, 11/15/45 (a)	172,000	130,935
6.02%, 11/15/48	301,000	277,137
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	241,000	218,246
Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	369,000	367,413
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)(c)	203,000	202,924
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	424,000	440,628
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	359,000	371,391
4.75%, 02/15/29 (a)(c)	200,000	193,142
4.63%, 06/01/30 (a)(c)	245,000	233,623
7.25%, 01/15/32 (a)(c)	339,000	354,277
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	315,000	310,325
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	265,000	260,714
Winnebago Industries, Inc.
6.25%, 07/15/28 (a)(c)	233,000	233,563
		74,195,128

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 11.3%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	375,000	389,189
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	320,000	327,592
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26 (a)	313,000	307,898
5.75%, 05/20/27 (a)	230,000	221,084
9.38%, 06/01/28 (a)(c)	256,000	263,334
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(c)	279,000	278,923
5.75%, 01/15/28 (a)(c)	349,000	348,157
5.38%, 06/15/29 (a)(c)	380,000	372,390
6.63%, 02/01/32 (a)(c)	294,000	299,532
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(c)	163,000	163,845
6.25%, 04/01/28 (a)(c)	357,000	358,598
6.63%, 09/01/32 (a)(c)	310,000	314,438
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	121,000	145,832
8.25%, 12/31/28 (a)(c)	235,000	240,742
5.88%, 06/30/29 (a)(c)	166,000	163,449
6.63%, 10/15/32 (a)(c)	285,000	285,495
Baytex Energy Corp.
8.50%, 04/30/30 (a)(c)	377,000	391,132
7.38%, 03/15/32 (a)(c)	324,000	323,116
Berry Petroleum Co. LLC
7.00%, 02/15/26 (a)(c)	210,000	209,540
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (a)(c)	195,000	195,407
7.00%, 07/15/29 (a)(c)	242,000	249,651
7.25%, 07/15/32 (a)(c)	190,000	197,289
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(c)	601,250	600,956
10.38%, 11/15/30 (a)(c)	306,369	306,837
Bristow Group, Inc.
6.88%, 03/01/28 (a)(c)	236,000	235,991
Buckeye Partners LP
3.95%, 12/01/26 (a)	365,000	355,931
4.50%, 03/01/28 (a)(c)	176,000	169,591
6.88%, 07/01/29 (a)(c)	272,000	277,659
5.85%, 11/15/43 (a)	434,000	383,610
5.60%, 10/15/44 (a)	188,000	158,864
California Resources Corp.
8.25%, 06/15/29 (a)(c)	397,000	407,689
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(c)	183,000	183,095
9.75%, 07/15/28 (a)(c)	182,000	186,521
Chord Energy Corp.
6.38%, 06/01/26 (a)(c)	515,000	517,034
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(c)	327,000	328,859
8.38%, 01/15/29 (a)(c)	441,000	459,354
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(c)	237,000	233,654
8.38%, 07/01/28 (a)(c)	527,000	550,726
8.63%, 11/01/30 (a)(c)	590,000	625,626
8.75%, 07/01/31 (a)(c)	533,000	565,702
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	173,000	161,325
CNX Resources Corp.
6.00%, 01/15/29 (a)(c)	277,000	277,316
7.38%, 01/15/31 (a)(c)	246,000	255,421
7.25%, 03/01/32 (a)(c)	229,000	238,265
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	742,000	730,705
5.88%, 01/15/30 (a)(c)	443,000	418,072
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	498,000	480,524
7.50%, 12/15/33 (a)(c)	312,000	330,302
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)(c)	447,000	470,200
7.63%, 04/01/32 (a)(c)	338,000	341,179
7.38%, 01/15/33 (a)(c)	516,000	512,678
CVR Energy, Inc.
5.75%, 02/15/28 (a)(c)	258,000	244,304
8.50%, 01/15/29 (a)(c)	226,000	222,272
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(c)	240,000	241,419
8.63%, 03/15/29 (a)(c)	517,000	539,410
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(c)	303,000	316,603
DT Midstream, Inc.
4.13%, 06/15/29 (a)(c)	575,000	546,547
4.38%, 06/15/31 (a)(c)	486,000	452,406
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(c)	342,000	350,787
8.75%, 05/01/31 (a)(c)	252,000	266,297
Enerflex Ltd.
9.00%, 10/15/27 (a)(c)	266,000	278,582
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	296,000	315,044
7.13%, 10/01/54 (a)(b)	230,000	234,339
EQM Midstream Partners LP
4.13%, 12/01/26 (a)	232,000	231,578
7.50%, 06/01/27 (a)(c)	259,000	266,283
6.50%, 07/01/27 (a)(c)	423,000	434,550
5.50%, 07/15/28 (a)	403,000	409,885
4.50%, 01/15/29 (a)(c)	406,000	394,192
6.38%, 04/01/29 (a)(c)	246,000	251,257
7.50%, 06/01/30 (a)(c)	309,000	334,588
4.75%, 01/15/31 (a)(c)	534,000	513,091
6.50%, 07/15/48 (a)	335,000	353,881
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	609,000	572,478
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(c)	326,000	347,337
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/27 (a)	324,000	331,133
7.75%, 02/01/28 (a)	264,000	267,401
8.25%, 01/15/29 (a)	313,000	320,159
8.88%, 04/15/30 (a)	362,000	377,530
7.88%, 05/15/32 (a)	420,000	423,653
Global Marine, Inc.
7.00%, 06/01/28	184,000	175,779
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (a)	423,000	427,485
6.88%, 01/15/29 (a)	129,000	129,468
8.25%, 01/15/32 (a)(c)	185,000	194,309
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	250,000	255,698
Harvest Midstream I LP
7.50%, 09/01/28 (a)(c)	302,000	309,151
7.50%, 05/15/32 (a)(c)	281,000	288,942
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	156,000	168,667
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(c)	537,000	536,711
5.13%, 06/15/28 (a)(c)	209,000	205,525

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 06/01/29 (a)(c)	234,000	239,917
4.25%, 02/15/30 (a)(c)	298,000	280,414
5.50%, 10/15/30 (a)(c)	365,000	358,837
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	154,000	152,900
5.75%, 02/01/29 (a)(c)	346,000	336,267
6.00%, 04/15/30 (a)(c)	298,000	287,518
6.00%, 02/01/31 (a)(c)	243,000	231,401
6.25%, 04/15/32 (a)(c)	298,000	283,642
8.38%, 11/01/33 (a)(c)	360,000	380,589
6.88%, 05/15/34 (a)(c)	305,000	295,904
7.25%, 02/15/35 (a)(c)	405,000	396,751
Howard Midstream Energy Partners LLC
8.88%, 07/15/28 (a)(c)	289,000	307,060
7.38%, 07/15/32 (a)(c)	259,000	267,106
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	314,000	316,422
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	596,000	558,654
Karoon USA Finance, Inc.
10.50%, 05/14/29 (a)(c)	210,000	218,711
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	418,000	428,288
5.88%, 06/15/30 (a)(c)	406,000	405,512
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(c)	278,000	287,589
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	268,000	266,350
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	250,000	251,009
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	169,000	184,047
Matador Resources Co.
6.88%, 04/15/28 (a)(c)	226,000	231,544
6.50%, 04/15/32 (a)(c)	472,000	473,893
6.25%, 04/15/33 (a)(c)	250,000	247,174
MEG Energy Corp.
5.88%, 02/01/29 (a)(c)	316,000	313,176
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	382,000	375,823
Murphy Oil Corp.
6.00%, 10/01/32 (a)	368,000	360,594
5.88%, 12/01/42 (a)(e)	271,000	243,070
Nabors Industries Ltd.
7.50%, 01/15/28 (a)(c)	132,000	128,054
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(c)	640,000	642,518
9.13%, 01/31/30 (a)(c)	251,000	261,150
8.88%, 08/15/31 (a)(c)	208,000	201,142
New Fortress Energy, Inc.
6.50%, 09/30/26 (a)(c)	733,000	684,408
8.75%, 03/15/29 (a)(c)	370,000	302,818
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	341,000	349,545
8.38%, 02/15/32 (a)(c)	639,000	654,536
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	205,000	153,869
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	642,000	657,949
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(c)	342,000	349,874
8.75%, 06/15/31 (a)(c)	219,000	230,646
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	284,000	291,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NuStar Logistics LP
6.00%, 06/01/26 (a)	409,000	411,633
5.63%, 04/28/27 (a)	210,000	210,561
6.38%, 10/01/30 (a)	287,000	295,822
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	127,000	126,133
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	354,000	350,486
7.88%, 09/15/30 (a)(c)	275,000	282,482
Permian Resources Operating LLC
5.38%, 01/15/26 (a)(c)	442,000	441,320
8.00%, 04/15/27 (a)(c)	249,000	256,632
5.88%, 07/01/29 (a)(c)	392,000	390,310
9.88%, 07/15/31 (a)(c)	208,000	230,738
7.00%, 01/15/32 (a)(c)	437,000	450,284
6.25%, 02/01/33 (a)(c)	372,000	375,044
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	215,000	223,153
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	197,000	197,338
Range Resources Corp.
8.25%, 01/15/29 (a)	182,000	187,718
4.75%, 02/15/30 (a)(c)	385,000	366,326
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	276,000	264,280
4.80%, 05/15/30 (a)(c)	231,000	217,558
6.88%, 04/15/40 (c)	327,000	316,486
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(c)	253,000	259,241
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(c)	304,000	317,628
SM Energy Co.
6.75%, 09/15/26 (a)	260,000	260,793
6.63%, 01/15/27 (a)	200,000	200,269
6.50%, 07/15/28 (a)	262,000	262,732
6.75%, 08/01/29 (a)(c)	223,000	224,756
7.00%, 08/01/32 (a)(c)	274,000	275,536
Solaris Midstream Holdings LLC
7.63%, 04/01/26 (a)(c)	306,000	308,752
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)(c)	75,000	78,555
7.63%, 03/01/55 (a)(b)(c)	400,000	414,116
Star Holding LLC
8.75%, 08/01/31 (a)(c)	209,000	205,779
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(c)	188,000	188,196
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	168,000	167,173
5.00%, 06/01/31 (a)(c)	292,000	265,993
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	307,000	321,471
Sunoco LP
7.00%, 05/01/29 (a)(c)	343,000	356,081
7.25%, 05/01/32 (a)(c)	439,000	459,675
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (a)	287,000	287,993
5.88%, 03/15/28 (a)	363,000	364,571
7.00%, 09/15/28 (a)(c)	289,000	297,725
4.50%, 05/15/29 (a)	155,000	147,964
4.50%, 04/30/30 (a)	243,000	229,998
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	278,000	256,285

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(c)	268,000	268,168
5.50%, 01/15/28 (a)(c)	367,000	357,719
7.38%, 02/15/29 (a)(c)	296,000	301,476
6.00%, 12/31/30 (a)(c)	394,000	373,283
6.00%, 09/01/31 (a)(c)	260,000	246,332
Talos Production, Inc.
9.00%, 02/01/29 (a)(c)	280,000	293,142
9.38%, 02/01/31 (a)(c)	315,000	331,119
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	338,000	332,572
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	353,000	334,744
TGS ASA
8.50%, 01/15/30 (a)(c)	250,000	257,663
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(c)	167,923	173,084
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(c)	379,200	381,365
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(c)	317,000	326,559
Transocean, Inc.
8.00%, 02/01/27 (a)(c)	510,000	511,360
8.25%, 05/15/29 (a)(c)	430,000	434,818
8.75%, 02/15/30 (a)(c)	421,600	439,517
7.50%, 04/15/31	200,000	189,605
8.50%, 05/15/31 (a)(c)	387,000	392,868
6.80%, 03/15/38	265,000	222,022
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (a)	467,000	470,298
7.13%, 03/15/29 (a)(c)	415,000	425,445
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	527,000	537,103
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	586,000	544,700
6.25%, 01/15/30 (a)(c)	478,000	489,667
4.13%, 08/15/31 (a)(c)	563,000	512,972
3.88%, 11/01/33 (a)(c)	592,000	515,750
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(c)	1,068,000	1,116,917
9.50%, 02/01/29 (a)(c)	1,349,000	1,507,801
7.00%, 01/15/30 (a)(c)	772,000	790,081
8.38%, 06/01/31 (a)(c)	1,132,000	1,193,862
9.88%, 02/01/32 (a)(c)	1,041,000	1,158,268
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)	221,000	221,968
Viper Energy, Inc.
7.38%, 11/01/31 (a)(c)	331,000	345,908
Viridien
8.75%, 04/01/27 (a)(c)	413,000	403,975
Vital Energy, Inc.
7.75%, 07/31/29 (a)(c)	159,000	159,833
9.75%, 10/15/30 (a)	132,000	141,772
7.88%, 04/15/32 (a)(c)	526,000	517,875
W&T Offshore, Inc.
11.75%, 02/01/26 (a)(c)	305,000	308,399
Weatherford International Ltd.
8.63%, 04/30/30 (a)(c)	740,000	771,290
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	250,000	244,969
		73,518,836
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 1.1%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(c)	203,000	199,716
AECOM
5.13%, 03/15/27 (a)	373,000	370,635
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/26 (a)(c)	222,000	222,370
Albion Financing 2 SARL
8.75%, 04/15/27 (a)(c)	213,000	217,577
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	131,000	122,231
4.75%, 10/15/29 (a)(c)	220,000	210,963
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	230,000	218,161
6.88%, 08/15/32 (a)(c)	189,000	195,290
Artera Services LLC
8.50%, 02/15/31 (a)(c)	288,000	286,439
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)	586,000	622,428
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/26 (a)(c)	270,000	269,581
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	246,000	232,573
Fluor Corp.
4.25%, 09/15/28 (a)	250,000	241,610
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(c)	242,000	245,540
Grand Canyon University
5.13%, 10/01/28 (a)	23,000	21,805
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(c)	167,000	155,252
Hillenbrand, Inc.
5.00%, 09/15/26 (a)	140,000	139,943
6.25%, 02/15/29 (a)	202,000	206,160
3.75%, 03/01/31 (a)	165,000	146,672
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(c)	154,000	152,547
KBR, Inc.
4.75%, 09/30/28 (a)(c)	67,000	64,418
Park-Ohio Industries, Inc.
6.63%, 04/15/27 (a)	442,000	438,020
Pike Corp.
5.50%, 09/01/28 (a)(c)	251,000	245,860
8.63%, 01/31/31 (a)(c)	170,000	182,090
Steelcase, Inc.
5.13%, 01/18/29 (a)	211,000	205,413
TopBuild Corp.
3.63%, 03/15/29 (a)(c)	151,000	140,209
4.13%, 02/15/32 (a)(c)	325,000	292,581
Tutor Perini Corp.
11.88%, 04/30/29 (a)(c)	154,000	171,626
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	26,006	30,687
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	187,000	181,338
Vortex Opco LLC (SOFR + 6.25%)
10.84%, 04/30/30 (a)(c)(g)	32,832	32,737

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	192,000	184,910
6.63%, 06/15/29 (a)(c)	188,000	191,720
7.38%, 10/01/31 (a)(c)	194,000	201,400
		7,040,502
Technology 7.4%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(c)	205,000	205,990
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(c)	230,000	209,184
9.00%, 08/01/29 (a)(c)	275,000	269,019
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	226,000	224,139
Alteryx, Inc.
8.75%, 03/15/28 (a)(c)	388,000	397,062
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	497,000	510,858
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(c)	397,000	399,169
ams-OSRAM AG
12.25%, 03/30/29 (a)(c)	266,000	264,733
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	1,080,000	1,034,552
Block, Inc.
2.75%, 06/01/26 (a)	91,000	87,973
3.50%, 06/01/31 (a)	615,000	553,019
6.50%, 05/15/32 (a)(c)	920,000	945,047
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(c)	737,000	779,077
Camelot Finance SA
4.50%, 11/01/26 (a)(c)	320,000	313,097
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	273,000	284,478
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(c)	113,000	52,823
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	289,000	296,872
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	398,000	400,429
Ciena Corp.
4.00%, 01/31/30 (a)(c)	260,000	239,635
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	465,000	437,300
4.88%, 07/01/29 (a)(c)	349,000	326,996
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(c)	1,735,000	1,705,898
9.00%, 09/30/29 (a)(c)	1,858,000	1,882,827
8.25%, 06/30/32 (a)(c)	1,008,000	1,051,466
Coherent Corp.
5.00%, 12/15/29 (a)(c)	484,000	467,274
CommScope LLC
6.00%, 03/01/26 (a)(c)	541,000	531,974
8.25%, 03/01/27 (a)(c)	446,000	414,246
7.13%, 07/01/28 (a)(c)	336,000	284,461
4.75%, 09/01/29 (a)(c)	790,000	654,712
CommScope Technologies LLC
5.00%, 03/15/27 (a)(c)	293,000	252,187
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)	251,000	243,909
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	264,000	261,599
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CoreLogic, Inc.
4.50%, 05/01/28 (a)(c)	330,000	308,878
CPI CG, Inc.
10.00%, 07/15/29 (a)(c)	105,000	111,484
Crane NXT Co.
4.20%, 03/15/48 (a)	285,000	198,062
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	363,000	331,814
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(c)	278,000	269,927
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	281,000	296,519
Elastic NV
4.13%, 07/15/29 (a)(c)	303,000	283,786
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	150,000	153,030
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	328,000	314,552
4.75%, 04/15/29 (a)(c)	770,000	746,947
3.63%, 05/01/29 (a)(c)	221,000	203,669
5.95%, 06/15/30 (a)(c)	425,000	426,129
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(c)	398,000	396,079
Fair Isaac Corp.
5.25%, 05/15/26 (a)(c)	188,000	188,441
4.00%, 06/15/28 (a)(c)	509,000	485,900
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	315,000	326,841
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	298,000	304,374
7.13%, 09/30/30 (a)(c)	406,000	420,657
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)	310,600	226,953
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	290,000	275,131
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (a)(c)	239,000	223,359
8.75%, 05/01/29 (a)(c)	351,000	358,795
Imola Merger Corp.
4.75%, 05/15/29 (a)(c)	939,000	902,021
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	301,000	308,160
ION Trading Technologies SARL
9.50%, 05/30/29 (a)(c)	407,000	420,798
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	386,000	363,881
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	561,000	552,878
5.25%, 03/15/28 (a)(c)	164,000	161,550
5.00%, 07/15/28 (a)(c)	302,000	294,809
7.00%, 02/15/29 (a)(c)	432,000	446,402
4.88%, 09/15/29 (a)(c)	285,000	274,688
5.25%, 07/15/30 (a)(c)	731,000	709,884
4.50%, 02/15/31 (a)(c)	617,000	575,192
5.63%, 07/15/32 (a)(c)	448,000	438,291
McAfee Corp.
7.38%, 02/15/30 (a)(c)	678,000	659,847
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	296,000	284,160
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	605,000	662,530

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	262,000	253,592
5.13%, 04/15/29 (a)(c)	375,000	360,484
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	1,305,000	1,212,085
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(c)	309,000	231,581
6.00%, 02/15/29 (a)(c)	266,000	136,868
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	414,000	392,473
Open Text Corp.
3.88%, 02/15/28 (a)(c)	406,000	383,586
3.88%, 12/01/29 (a)(c)	508,000	463,788
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	480,000	442,688
4.13%, 12/01/31 (a)(c)	187,000	167,670
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	233,000	216,469
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(c)	325,000	326,843
PTC, Inc.
4.00%, 02/15/28 (a)(c)	307,000	293,718
Rackspace Finance LLC
3.50%, 05/15/28 (a)(c)	348,000	218,211
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	231,000	245,414
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	477,000	495,924
6.50%, 02/15/29 (a)(c)	271,000	256,710
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(c)	432,000	427,327
10.75%, 11/15/29 (a)(c)	320,420	324,345
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	260,000	250,807
Seagate HDD Cayman
4.88%, 06/01/27 (a)	130,000	129,010
4.09%, 06/01/29 (a)	252,000	238,367
8.25%, 12/15/29 (a)	251,000	269,525
4.13%, 01/15/31 (a)	238,000	214,777
8.50%, 07/15/31 (a)(c)	355,000	383,226
9.63%, 12/01/32 (a)(c)	367,000	419,572
Sensata Technologies BV
4.00%, 04/15/29 (a)(c)	500,000	466,636
5.88%, 09/01/30 (a)(c)	342,000	339,384
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	332,000	309,466
3.75%, 02/15/31 (a)(c)	317,000	284,133
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(c)	378,000	373,156
6.75%, 08/15/32 (a)(c)	299,000	309,465
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	889,000	886,938
6.50%, 06/01/32 (a)(c)	451,000	461,855
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	272,000	250,486
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	271,000	253,519
Twilio, Inc.
3.63%, 03/15/29 (a)	265,000	245,613
3.88%, 03/15/31 (a)	246,000	223,025
UKG, Inc.
6.88%, 02/01/31 (a)(c)	929,000	955,640
Unisys Corp.
6.88%, 11/01/27 (a)(c)	309,000	304,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	219,000	200,201
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	204,000	197,325
West Technology Group LLC
8.50%, 04/10/27 (a)(c)	273,000	229,879
Western Digital Corp.
4.75%, 02/15/26 (a)	1,039,000	1,031,865
Xerox Corp.
4.80%, 03/01/35	246,000	149,908
6.75%, 12/15/39	227,000	151,329
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	411,000	340,436
8.88%, 11/30/29 (a)(c)	258,000	222,369
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	224,000	230,009
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	249,000	233,075
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	379,000	348,227
		47,641,675
Transportation 2.3%
Air Canada
3.88%, 08/15/26 (a)(c)	546,000	533,090
Allegiant Travel Co.
7.25%, 08/15/27 (a)(c)	318,000	317,229
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)	456,000	467,470
8.50%, 05/15/29 (a)(c)	640,000	676,619
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (c)	711,002	711,263
5.75%, 04/20/29 (c)	1,271,000	1,270,026
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(c)	444,000	439,388
4.75%, 04/01/28 (a)(c)	160,000	151,729
5.38%, 03/01/29 (a)(c)	419,000	397,929
8.25%, 01/15/30 (a)(c)	250,000	260,245
8.00%, 02/15/31 (a)(c)	301,000	313,404
Brightline East LLC
11.00%, 01/31/30 (a)(c)	680,000	637,576
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(c)	420,000	416,756
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)	164,000	155,639
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	200,000	206,983
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	417,000	386,266
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	370,000	372,499
GN Bondco LLC
9.50%, 10/15/31 (a)(c)	332,000	353,642
Hertz Corp.
4.63%, 12/01/26 (a)(c)	293,000	253,747
12.63%, 07/15/29 (a)(c)	321,000	348,720
5.00%, 12/01/29 (a)(c)	477,000	329,728
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	885,000	931,837
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	60,000	61,631
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	468,000	474,561

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RXO, Inc.
7.50%, 11/15/27 (a)(c)	159,000	164,538
Stena International SA
7.25%, 01/15/31 (a)(c)	473,000	489,321
United Airlines, Inc.
4.38%, 04/15/26 (a)(c)	1,098,000	1,083,103
4.63%, 04/15/29 (a)(c)	646,000	621,251
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(c)	307,000	302,120
9.50%, 06/01/28 (a)(c)	314,000	314,549
6.38%, 02/01/30 (a)(c)	400,000	353,202
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	250,000	260,111
XPO CNW, Inc.
6.70%, 05/01/34	196,000	208,040
XPO, Inc.
7.13%, 06/01/31 (a)(c)	289,000	299,881
7.13%, 02/01/32 (a)(c)	338,000	352,695
		14,916,788
		541,960,539

Utility 3.2%
Electric 3.2%
AES Corp.
7.60%, 01/15/55 (a)(b)	480,000	500,106
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(b)	279,000	263,406
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	453,000	459,237
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(c)	302,000	285,849
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	300,000	300,534
Calpine Corp.
4.50%, 02/15/28 (a)(c)	585,000	566,350
5.13%, 03/15/28 (a)(c)	646,000	631,498
4.63%, 02/01/29 (a)(c)	400,000	382,343
5.00%, 02/01/31 (a)(c)	449,000	426,014
3.75%, 03/01/31 (a)(c)	313,000	282,876
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	501,000	486,636
3.75%, 02/15/31 (a)(c)	453,000	401,639
DPL, Inc.
4.35%, 04/15/29 (a)	224,000	211,025
Edison International
8.13%, 06/15/53 (a)(b)	305,000	320,562
7.88%, 06/15/54 (a)(b)	158,000	165,965
Electricite de France SA
9.13%, (a)(b)(c)(f)	597,000	674,319
Emera, Inc.
6.75%, 06/15/76 (a)(b)	502,000	508,996
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)(c)	309,000	320,265
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	266,000	246,283
Lightning Power LLC
7.25%, 08/15/32 (a)(c)	551,000	574,722
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (a)(c)	148,000	141,484
4.50%, 09/15/27 (a)(c)	356,000	338,873
7.25%, 01/15/29 (a)(c)	322,000	329,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(c)	266,000	261,587
4.25%, 05/15/29 (a)(c)	517,000	481,336
9.00%, 02/15/30 (a)(c)	367,000	397,537
7.00%, 12/01/31 (a)(c)	200,000	204,564
NRG Energy, Inc.
5.75%, 01/15/28 (a)	375,000	375,737
3.38%, 02/15/29 (a)(c)	669,000	612,538
5.25%, 06/15/29 (a)(c)	271,000	265,983
5.75%, 07/15/29 (a)(c)	131,000	130,340
3.63%, 02/15/31 (a)(c)	635,000	566,355
3.88%, 02/15/32 (a)(c)	299,000	266,599
6.00%, 02/01/33 (a)(c)	167,000	166,219
6.25%, 11/01/34 (a)(c)	353,000	353,180
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	308,000	293,909
PG&E Corp.
5.00%, 07/01/28 (a)	387,000	380,314
5.25%, 07/01/30 (a)	454,000	446,526
7.38%, 03/15/55 (a)(b)	611,000	632,967
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(c)	195,000	168,325
11.75%, 10/01/28 (a)(c)	335,000	265,725
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(c)	595,000	640,998
Terraform Global Operating LP
6.13%, 03/01/26 (a)(c)	267,000	267,631
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	400,000	388,170
4.75%, 01/15/30 (a)(c)	401,000	376,262
Topaz Solar Farms LLC
5.75%, 09/30/39 (c)	352,132	353,703
TransAlta Corp.
7.75%, 11/15/29 (a)	156,000	164,308
6.50%, 03/15/40	268,000	274,831
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)(c)	608,000	607,364
5.63%, 02/15/27 (a)(c)	649,000	649,593
5.00%, 07/31/27 (a)(c)	585,000	580,042
4.38%, 05/01/29 (a)(c)	712,000	681,131
7.75%, 10/15/31 (a)(c)	556,000	591,102
6.88%, 04/15/32 (a)(c)	485,000	503,609
		21,167,252
Total Corporates (Cost $628,266,256)		638,131,967

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (h)	2,689,339	2,689,339
Total Short-Term Investments (Cost $2,689,339)		2,689,339
Total Investments in Securities (Cost $630,955,595)		640,821,306

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $528,632,994 or 81.5% of net assets.

(d)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(g)	Variable rate security; rate shown is effective rate at period end.
(h)	The rate shown is the annualized 7-day yield.

REIT —	Real Estate Investment Trust
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$563,127,791	$—	$563,127,791
Financial Institutions	—	74,957,176	47,000 *	75,004,176
Short-Term Investments[1]	2,689,339	—	—	2,689,339
Total	$2,689,339	$638,084,967	$47,000	$640,821,306

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG123135NOV24